Item 1. Schedule of Investments:

--------------------------------

THE GEORGE PUTNAM FUND OF BOSTON

QUARTERLY PORTFOLIO HOLDINGS

4-30-05

The George Putnam Fund of Boston
The fund's portfolio
April 30, 2005 (Unaudited)
Common stocks (57.4%) (a)
Number of shares		Value
Aerospace and Defense (1.4%)

374,600	Boeing Co. (The)		$22,296,192
679,800	Lockheed Martin Corp.		41,433,810
152,100	Northrop Grumman Corp.		8,341,164

			72,071,166
Automotive (0.2%)

194,300	American Axle & Manufacturing Holdings, Inc. (S)		3,878,228
236,300	Lear Corp. (S)		8,008,207
24,400	Magna International, Inc. Class A (Canada)		1,491,572

			13,378,007
Banking (7.9%)

1,946,100	Bank of America Corp.		87,652,344
168,300	Bank of New York Co., Inc. (The)		4,702,302
2,904,900	Citigroup, Inc. (SEG)		136,414,104
1,465,300	JPMorgan Chase & Co.		52,003,497
405,400	State Street Corp.		18,741,642
2,134,200	U.S. Bancorp		59,544,180
587,300	Wachovia Corp.		30,058,014
577,230	Wells Fargo & Co.		34,599,166

			423,715,249
Beverage (0.4%)

192,000	Coca-Cola Co. (The)		8,340,480
632,400	Coca-Cola Enterprises, Inc.		12,837,720

			21,178,200
Biotechnology (0.1%)

106,100	Amgen, Inc. (NON)		6,176,081
Broadcasting (0.1%)

150,400	Viacom, Inc. Class B		5,206,848
Building Materials (1.0%)

1,466,300	Masco Corp.		46,173,787
123,700	Vulcan Materials Co. (S)		6,561,048

			52,734,835
Cable Television (0.2%)

267,100	Comcast Corp. Class A (NON)		8,576,581
Chemicals (0.5%)

136,900	Dow Chemical Co. (The)		6,287,817
150,600	Huntsman Corp. (NON)		3,168,624
229,900	PPG Industries, Inc.		15,529,745

			24,986,186
Commercial and Consumer Services (0.1%)

165,400	ARAMARK Corp. Class B (S)		4,053,954
Communications Equipment (0.3%)

990,800	Cisco Systems, Inc. (NON)		17,121,024
Computers (2.4%)

206,800	Dell, Inc. (NON)		7,202,844
3,271,400	Hewlett-Packard Co.		66,965,558
737,600	IBM Corp.		56,337,888

			130,506,290
Conglomerates (2.6%)

1,717,600	General Electric Co.		62,177,120
462,800	Honeywell International, Inc.		16,549,728
1,897,450	Tyco International, Ltd. (S)		59,409,160

			138,136,008
Consumer Finance (1.3%)

347,400	Capital One Financial Corp. (S)		24,627,186
812,200	Countrywide Financial Corp.		29,393,518
1,015,500	Providian Financial Corp. (NON)		16,928,385

			70,949,089
Consumer Goods (0.8%)

194,400	Colgate-Palmolive Co.		9,679,176
139,400	Energizer Holdings, Inc. (NON)		7,941,618
220,200	Estee Lauder Cos., Inc. (The) Class A		8,457,882
306,500	Procter & Gamble Co. (The) (S)		16,596,975

			42,675,651
Consumer Services (0.9%)

1,543,500	Cendant Corp.		30,731,085
2,200,181	Service Corporation Intl.		15,489,274

			46,220,359
Containers (0.2%)

290,900	Ball Corp.		11,490,550
65,300	Owens-Illinois, Inc. (NON)		1,601,156

			13,091,706
Electric Utilities (2.1%)

328,800	Alliant Energy Corp.		8,660,592
48,600	Constellation Energy Group, Inc.		2,554,416
154,650	Dominion Resources, Inc. (S)		11,660,610
171,100	Entergy Corp.		12,541,630
313,500	Exelon Corp. (S)		15,518,250
41,100	FirstEnergy Corp.		1,788,672
941,750	PG&E Corp. (S)		32,697,560
228,400	PPL Corp.		12,392,984
122,680	Progress Energy, Inc. (S)		5,151,333
116,600	Public Service Enterprise Group, Inc.		6,774,460
132,200	Wisconsin Energy Corp.		4,661,372

			114,401,879
Electrical Equipment (0.1%)

127,700	Emerson Electric Co. (S)		8,002,959
Electronics (1.6%)

13,200	Freescale Semiconductor, Inc. Class B (NON)		248,952
2,143,000	Intel Corp.		50,403,360
1,651,300	Motorola, Inc.		25,330,942
297,900	Storage Technology Corp. (NON) (S)		8,281,620

			84,264,874
Energy (0.1%)

73,300	Cooper Cameron Corp. (NON)		4,027,102
Financial (2.5%)

772,990	Fannie Mae		41,702,811
885,740	Freddie Mac		54,490,725
203,100	Hartford Financial Services Group, Inc. (The)		14,698,347
412,200	MetLife, Inc.		16,034,580
110,500	PMI Group, Inc. (The) (S)		3,885,180
30,730	S&P 500 Index Depositary Receipts (SPDR Trust Series 1) (S)		3,556,998

			134,368,641
Food (0.7%)

353,100	General Mills, Inc. (S)		17,443,140
277,100	H.J. Heinz Co.		10,211,135
330	PSF Group Holdings, Inc. 144A Class A (acquired various dates from 5/20/94 to 8/25/94, cost $1,156,923) (NON) (F) (RES)		578,165
537,300	Tyson Foods, Inc. Class A		9,074,997

			37,307,437
Forest Products and Packaging (0.5%)

318,300	Smurfit-Stone Container Corp. (NON) (S)		4,172,913
290,300	Weyerhaeuser Co. (S)		19,917,483

			24,090,396
Gaming & Lottery (0.3%)

179,400	GTECH Holdings Corp.		4,389,918
162,990	Harrah's Entertainment, Inc. (S)		10,695,404

			15,085,322
Health Care Services (1.4%)

254,000	AmerisourceBergen Corp. (S)		15,565,120
408,500	Cardinal Health, Inc.		22,700,345
234,275	CIGNA Corp.		21,548,615
124,300	Medco Health Solutions, Inc. (NON)		6,335,571
83,000	PacifiCare Health Systems, Inc. (NON)		4,960,080
35,500	Quest Diagnostics, Inc.		3,755,900

			74,865,631
Homebuilding (0.3%)

173,700	Lennar Corp. (S)		8,940,339
9,500	NVR, Inc. (NON) (S)		6,824,325

			15,764,664
Household Furniture and Appliances (0.5%)

391,400	Whirlpool Corp. (S)		24,290,284
Insurance (3.2%)

1,104,000	ACE, Ltd. (Bermuda)		47,427,840
236,550	American International Group, Inc.		12,028,568
137,500	AON Corp.		2,866,875
314,887	Axis Capital Holdings, Ltd. (Bermuda)		8,375,994
3,170	Berkshire Hathaway, Inc. Class B (NON)		8,869,692
281,400	Chubb Corp. (The)		23,012,892
65,000	Endurance Specialty Holdings, Ltd. (Bermuda)		2,353,000
103,400	Lincoln National Corp.		4,649,898
87,000	Montpelier Re Holdings, Ltd. (Bermuda)		2,887,530
42,300	Prudential Financial, Inc.		2,417,445
514,900	St. Paul Travelers Cos., Inc. (The)		18,433,420
433,050	W.R. Berkley Corp. (S)		14,074,125
216,600	Willis Group Holdings, Ltd. (Bermuda)		7,245,270
257,850	XL Capital, Ltd. Class A (Bermuda)		18,126,855

			172,769,404
Investment Banking/Brokerage (1.7%)

45,400	Goldman Sachs Group, Inc. (The) (S)		4,848,266
442,570	Lehman Brothers Holdings, Inc.		40,592,520
424,400	Merrill Lynch & Co., Inc.		22,887,892
430,800	Morgan Stanley		22,668,696

			90,997,374
Leisure (0.2%)

231,900	Brunswick Corp.		9,739,800
Lodging/Tourism (0.1%)

126,500	Royal Caribbean Cruises, Ltd. (Liberia)		5,315,530

Machinery (0.4%)

77,700	Cummins, Inc.		5,283,600
286,900	Parker-Hannifin Corp.		17,196,786

			22,480,386
Manufacturing (0.7%)

324,500	Dover Corp.		11,798,820
340,250	Ingersoll-Rand Co. Class A (Bermuda)		26,155,018

			37,953,838
Media (0.7%)

1,274,400	Liberty Media Corp. Class A (NON)		12,794,976
250,512	News Corp., Ltd. (The) Class A		3,827,823
270,500	Time Warner, Inc. (NON) (S)		4,547,105
536,800	Walt Disney Co. (The)		14,171,520

			35,341,424
Medical Technology (0.6%)

45,800	Baxter International, Inc.		1,699,180
70,600	Becton, Dickinson and Co.		4,131,512
485,600	Boston Scientific Corp. (NON)		14,364,048
271,500	Medtronic, Inc.		14,308,050

			34,502,790
Metals (0.4%)

485,600	Alcoa, Inc.		14,092,112
212,200	United States Steel Corp. (S)		9,073,672

			23,165,784
Natural Gas Utilities (0.2%)

238,400	Sempra Energy (S)		9,626,592
Oil & Gas (7.1%)

305,400	Amerada Hess Corp. (S)		28,600,710
269,200	BP PLC ADR (United Kingdom)		16,394,280
1,809,200	ChevronTexaco Corp.		94,078,400
2,948,300	ExxonMobil Corp.		168,141,549
746,200	Marathon Oil Corp.		34,750,534
49,400	Sunoco, Inc. (S)		4,903,444
399,200	Unocal Corp.		21,776,360
143,200	Valero Energy Corp.		9,813,496

			378,458,773
Pharmaceuticals (2.9%)

336,100	Abbott Laboratories		16,522,676
112,400	Barr Pharmaceuticals, Inc. (NON)		5,829,064
85,800	Eli Lilly Co.		5,016,726
817,700	Johnson & Johnson		56,118,751
2,135,940	Pfizer, Inc.		58,033,490
241,200	Wyeth		10,839,528

			152,360,235
Photography/Imaging (0.3%)

1,365,548	Xerox Corp. (NON) (S)		18,093,511
Railroads (0.6%)

99,900	Canadian National Railway Co. (Canada) (S)		5,715,279
197,400	Norfolk Southern Corp.		6,198,360
305,900	Union Pacific Corp.		19,556,187

			31,469,826
Regional Bells (1.3%)

275,300	BellSouth Corp. (S)		7,292,697
1,659,300	Verizon Communications, Inc.		59,402,940

			66,695,637
Restaurants (0.8%)

1,388,600	McDonald's Corp.		40,699,866
Retail (2.1%)

125,400	AutoZone, Inc. (NON) (S)		10,408,200
129,000	Best Buy Co., Inc.		6,493,860
323,300	Gap, Inc. (The)		6,902,455
262,400	Lowe's Cos., Inc.		13,673,664
1,334,900	Office Depot, Inc. (NON)		26,137,342
3,701,900	Rite Aid Corp. (NON) (S)		13,437,897
125,400	Safeway, Inc. (NON)		2,669,766
37,737	Sears Holdings Corp. (NON)		5,103,552
489,000	Supervalu, Inc.		15,432,840
210,000	Wal-Mart Stores, Inc.		9,899,400

			110,158,976
Schools (0.1%)

119,000	Career Education Corp. (NON) (S)		3,741,360
Shipping (0.1%)

67,500	Yellow Roadway Corp. (NON) (S)		3,307,500
Software (1.3%)

469,700	BMC Software, Inc. (NON)		7,609,140
1,228,400	Microsoft Corp.		31,078,520
2,062,300	Oracle Corp. (NON)		23,840,188
574,600	Siebel Systems, Inc. (NON)		5,171,400

			67,699,248
Technology Services (0.2%)

189,600	Fiserv, Inc. (NON)		8,020,080
Telecommunications (--%)

138,400	PanAmSat Holding Corp. (S)		2,442,760
Textiles (0.1%)

88,800	VF Corp. (S)		5,025,192
Tobacco (1.7%)

1,415,633	Altria Group, Inc.		92,001,989
Toys (0.1%)

384,400	Mattel, Inc. (S)		6,938,420
Waste Management (0.1%)

147,100	Republic Services, Inc.		5,089,660

	Total Common stocks (cost $2,496,421,158)		$3,061,342,378
U.S. Government and Agency Mortgage Obligations (23.0%) (a)
Principal amount			Value
U.S. Government Guaranteed Mortgage Obligations (--%)

	Government National Mortgage Association Pass-Through Certificates
$535,770	7s, with due dates from August 15, 2029 to October 15, 2031		$572,154

U.S. Government Agency Mortgage Obligations (23.0%)

	Federal Home Loan Mortgage Corporation
287,570	8 3/4s, with due dates from May 1, 2009 to June 1, 2009		302,404
45,596,490	6 1/2s, with due dates from January 1, 2024 to December 1, 2034		47,446,455
	Federal National Mortgage Association Pass-Through Certificates
16,698	11s, with due dates from October 1, 2015 to March 1, 2016		18,565
364,946	9s, with due dates from January 1, 2027 to July 1, 2032		406,347
6,003	8 3/4s, July 1, 2009		6,339
1,769,439	8s, with due dates from August 1, 2026 to July 1, 2033		1,914,013
1,616,763	7 1/2s, with due dates from October 1, 2025 to July 1, 2033		1,732,775
77,491,187	7s, with due dates from April 1, 2023 to May 1, 2034		81,957,264
2,073,871	7s, with due dates from November 1, 2007 to February 1, 2017		2,184,924
3,700,000	7s, TBA, May 1, 2035		3,905,813
102,729,928	6 1/2s, with due dates from June 1, 2023 to March 1, 2035		106,943,849
426,331	6 1/2s, with due dates from July 1, 2010 to May 1, 2011		447,570
49,309	6s, August 1, 2034		50,656
285,790	6s, with due dates from December 1, 2013 to May 1, 2017		296,609
22,050,000	6s, TBA, May 1, 2035		22,632,257
54,700,000	5 1/2s, TBA, June 1, 2035		55,114,522
264,967,000	5 1/2s, TBA, May 1, 2035		267,533,868
140,400,000	5 1/2s, TBA, May 1, 2020		143,679,660
556,083	5s, with due dates from March 1, 2019 to August 1, 2019		560,993
126,900,000	5s, TBA, June 1, 2035		125,363,317
123,900,000	5s, TBA, May 1, 2035		122,709,395
94,600,000	5s, TBA, May 1, 2020		95,257,763
146,500,000	4 1/2s, TBA, May 1, 2020		144,931,996
38,774	4s, June 1, 2019		37,641

			1,225,434,995

	Total U.S. Government and Agency Mortgage Obligations (cost $1,216,309,824)		$1,226,007,149
U.S. Treasury Obligations (0.1%) (a)
Principal amount			Value
	U.S. Treasury Notes
$1,450,000	4 1/4s, November 15, 2013		$1,460,649
3,005,000	3 1/4s, August 15, 2008		2,956,638

	Total U.S. Treasury Obligations (cost $4,535,892)		$4,417,287
Asset-backed securities (10.5%) (a)
Principal amount			Value
$3,179,529	Aames Mortgage Investment Trust FRN Ser. 04-1, Class 2A1, 3.36s, 2034		$3,179,529
4,296,750	Aames Mortgage Trust Ser. 03-1, Class A, Interest Only (IO), 6s, 2005		124,967
2,289,657	ABFS Mortgage Loan Trust Ser. 03-1, Class A, IO, 4s, 2005		34,972
3,311,099	ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s, 2035 (Cayman Islands)		3,304,477
6,157,000	Ace Securities Corp. Ser. 03-FM1, Class A, IO, 3 1/2s, 2005		88,045
210,000	Advanta Business Card Master Trust FRN Ser. 04-C1, Class C, 4.04s, 2013		213,669
1,121,809	Advanta Mortgage Loan Trust Ser. 00-1, Class A4, 8.61s, 2028		1,142,142
	Aegis Asset Backed Securities Trust 144A
199,497	Ser. 04-1N, Class Note, 5s, 2034		199,497
410,057	Ser. 04-2N, Class N1, 4 1/2s, 2034		409,096
613,920	Ser. 04-4N, Class Note, 5s, 2034		613,920
559,053	Ser. 04-5N, Class Note, 5s, 2034		559,053
791,258	Ser. 04-6N, Class Note, 4 3/4s, 2035		790,269
4,594,731	AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 3.26s, 2029		4,594,731
9,662,048	American Express Credit Account Master Trust 144A Ser. 04-C, Class C, 3.454s, 2012		9,663,555
	American Home Mortgage Investment Trust
6,760,192	FRB Ser. 04-3, Class 2A, 3.59s, 2034		6,690,489
10,923,015	FRB Ser. 05-1, Class 4A1, 4.992s, 2045		11,044,193
9,592,697	FRB Ser. 05-1, Class 5A1, 5.001s, 2045		9,697,617
2,832,443	American Home Mortgage Investment Trust FRB Ser. 04-3, Class 3A, 3.71s, 2034		2,806,092
1,520,000	Americredit Automobile Receivables Trust 144A Ser. 05-1, Class E, 5.82s, 2012		1,523,040
258,633	Ameriquest Finance NIM Trust 144A Ser. 04-IAN, Class 1A, 5.437s, 2034 (Cayman Islands)		257,664
	Ameriquest Mortgage Securities, Inc.
5,013,680	Ser. 03-12, Class S, IO, 5s, 2006		178,612
5,435,934	Ser. 03-6, Class S, IO, 5s, 2033		95,766
3,934,338	Ser. 03-8, Class S, IO, 5s, 2006		106,621
1,044,487	Ameriquest Mortgage Securities, Inc. 144A Ser. 04-RN9, 4.8s, 2034 (Cayaman Islands)		1,044,487
4,765,909	Amortizing Residential Collateral Trust Ser. 02-BC3, Class A, IO, 6s, 2005		20,601
76,833	AQ Finance NIM Trust 144A Ser. 03-N9A, Class Note, 7.385s, 2033 (Cayman Islands)		77,025
	Arcap REIT, Inc. 144A
1,283,000	Ser. 03-1A, Class E, 7.11s, 2038		1,352,162
1,112,000	Ser. 04-1A, Class E, 6.42s, 2039		1,126,074
	Argent NIM Trust 144A
42,702	Ser. 03-N8, Class A, 5.56s, 2034 (Cayman Islands)		42,702
286,153	Ser. 04-WN2, Class A, 4.55s, 2034 (Cayman Islands)		286,243
183,957	Ser. 04-WN4, Class A, 4.459s, 2034 (Cayman Islands)		183,440
399,382	Ser. 04-WN9, Class A, 5.19s, 2034 (Cayman Islands)		399,382
	Asset Backed Funding Corp. NIM Trust 144A
65,410	Ser. 03-OPT1, Class Note, 6.9s, 2033		65,410
435,882	Ser. 03-WMC1, Class Note, 6.9s, 2033		436,509
464,265	Ser. 04-0PT1, Class N1, 4.55s, 2033 (Cayman Islands)		461,073
338,291	Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)		338,291
879,800	Ser. 04-AHL1, Class Note, 5.6s, 2033		879,767
1,010,831	Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)		1,012,156
58,000	Ser. 04-FF1, Class N2, 5s, 2034 (Cayman Islands)		53,458
	Asset Backed Securities Corp. Home Equity Loan Trust
5,928,284	Ser. 03-HE5, Class A, IO, 4s, 2033		156,388
287,919	FRB Ser. 04-HE1, Class A3, 3.354s, 2034		288,325
	Asset Backed Securities Corp. Home Equity Loan Trust FRB
1,227,289	Ser. 04-HE9, Class A2, 3.39s, 2034		1,230,167
1,544,484	Ser. 05-HE1, Class A3, 3.31s, 2035		1,544,811
1,000,127	Aviation Capital Group Trust 144A FRB Ser. 03-2A, Class G1, 3.69s, 2033		1,001,611
393,128	Banc of America Funding Corp. 144A Ser. 04-NIM1, Class Note, 4.37s, 2034		393,128
210,000	Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 3.984s, 2011		214,449
	Bayview Financial Acquisition Trust
10,769,731	Ser. 03-DA, Class A, IO, 4s, 2006		155,462
8,722,884	Ser. 03-E, Class A, IO, 4.2s, 2006		188,782
4,211,489	Ser. 04-B, Class A1, 3.56s, 2039		4,211,489
23,773,714	Ser. 04-D, Class A, IO, 3 1/2s, 2007		1,022,791
20,753,000	Ser. 05-B, Class A, IO, 2.702s, 2039		778,099
4,813,000	FRB Ser. 03-G, Class A1, 3.66s, 2039		4,813,000
3,214,080	FRN Ser. 03-F, Class A, 3.56s, 2043		3,225,690
	Bayview Financial Acquisition Trust 144A
5,651,927	Ser. 03-CA, Class A, IO, 4.37s, 2005		111,363
200,000	FRB Ser. 04-B, Class M2, 4.96s, 2039		200,000
4,343,885	Bayview Financial Acquisition Trust FRN Ser. 04-D, Class A, 3.45s, 2044		4,343,885
35,117,557	Bayview Financial Asset Trust Ser. 03-X, Class A, IO, 0.9s, 2006		604,015
	Bayview Financial Asset Trust 144A
68,464,526	Ser. 03-Z, Class AIO1, IO, 0.439s, 2005		125,219
1,418,639	FRB Ser. 03-SSRA, Class A, 3.72s, 2038		1,424,029
1,681,990	FRB Ser. 03-SSRA, Class M, 4.37s, 2038		1,697,801
1,988,816	FRB Ser. 04-SSRA, Class A1, 4.37s, 2039		1,993,788
	Bear Stearns Alternate Trust
4,879,645	Ser. 04-11, Class 2A2, 4.961s, 2034		4,929,608
9,606,832	Ser. 04-12, Class 2A2, 5.112s, 2035		9,729,323
1,505,766	Ser. 04-9, Class 1A1, 5.063s, 2034		1,523,780
2,086,906	Ser. 05-2, Class 2A2A, 4.937s, 2035		2,107,654
7,430,166	Ser. 05-3, Class 2A1, 5.056s, 2035		7,520,721
5,445,000	Ser. 05-5, Class 1A-1, 5.377s, 2035		5,476,479
	Bear Stearns Asset Backed Securities NIM Trust 144A
818,168	Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)		818,168
560,312	Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)		558,912
245,000	Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)		245,000
424,175	Ser. 04-HE5N, Class A1, 5s, 2034 (Cayman Islands)		424,175
243,000	Ser. 04-HE5N, Class A2, 5s, 2034 (Cayman Islands)		243,000
523,373	Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)		524,109
588,464	Ser. 04-HE7N, Class A1, 5 1/4s, 2034		589,384
250,957	Ser. 04-HE8N, Class A1, 5s, 2034		250,957
	Bear Stearns Asset Backed Securities, Inc.
6,804,600	Ser. 03-AC1, Class A, IO, 5s, 2005		111,250
8,992,800	Ser. 03-AC4, Class A, IO, 5s, 2006		274,762
1,099,099	FRB Ser. 03-1, Class A1, 3.32s, 2042		1,099,097
2,229,000	FRB Ser. 03-3, Class A2, 3.61s, 2043		2,240,145
570,000	Capital One Multi-Asset Execution Trust FRB Ser. 02-C1, Class C1, 5.704s, 2010		601,706
646,000	CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011		640,522
	CARSSX Finance, Ltd. 144A
437,867	FRB Ser. 04-AA, Class B3, 6.304s, 2011 (Cayman Islands)		442,041
2,067,202	FRB Ser. 04-AA, Class B4, 8.454s, 2011 (Cayman Islands)		2,107,011
3,105,000	CDO Repackaging Trust Series 144A FRB Ser. 03-2, Class A, 6.621s, 2008		3,314,588
14,616,000	Centex Home Equity Ser. 04-C, Class A, IO, 3 1/2s, 2006		351,829
1,730,000	Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 4.034s, 2010		1,769,790
	Chase Funding Net Interest Margin 144A
8,435	Ser. 03-6A, Class Note, 5s, 2035		8,435
1,062,514	Ser. 04-OPT1, Class Note, 4.458s, 2034		1,059,858
	CHEC NIM Ltd., 144A
640,435	Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		640,398
421,000	Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		418,596
169,000	Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)		145,340
1,060,000	Citibank Credit Card Issuance Trust FRN Ser. 01-C1, Class C1, 4.221s, 2010		1,080,795
74,280,000	Commercial Mortgage Pass-Through Certificate 144A Ser. 05-LP5, Class XC, IO, 0.044s, 2043		772,512
	Conseco Finance Securitizations Corp.
8,597,000	Ser. 00-4, Class A6, 8.31s, 2032		7,594,266
3,968,011	Ser. 00-5, Class A4, 7.47s, 2032		4,059,351
3,727,000	Ser. 00-5, Class A6, 7.96s, 2032		3,273,301
6,025,000	Ser. 01-04, Class A4, 7.36s, 2033		6,130,660
6,097,734	Ser. 01-1, Class A4, 6.21s, 2032		6,186,730
2,692,000	Ser. 01-1, Class A5, 6.99s, 2032		2,559,278
6,235,000	Ser. 01-3, Class A4, 6.91s, 2033		6,155,373
2,305,560	Ser. 01-4, Class B1, 9.4s, 2033		311,251
11,143,242	Ser. 02-1, Class A, 6.681s, 2033		11,500,544
4,582,000	Ser. 02-1, Class M2, 9.546s, 2033		2,061,900
8,452,158	Ser. 02-2, Class A, IO, 8 1/2s, 2033		2,217,322
3,061,000	Consumer Credit Reference IDX Securities 144A FRB Ser. 02-1A, Class A, 5.05s, 2007		3,108,589
23,470,000	Countrywide Alternative Loan Trust Ser. 05-24, Class 1X, IO, 5s, 2035		652,759
	Countrywide Asset Backed Certificates 144A
56,526	Ser. 03-5NF, Class NF, 6 3/4s, 2034		56,685
2,161,437	Ser. 04-1NIM, Class Note, 6s, 2034		2,175,183
2,800,519	Ser. 04-6N, Class N1, 6 1/4s, 2035		2,820,647
611,332	Ser. 04-BC1N, Class Note, 5 1/2s, 2035		613,052
	Countrywide Asset-Backed Certificates 144A
431,615	Ser. 04-11N, Class N, 5 1/4s, 2036		433,503
733,767	Ser. 04-14N, 5s, 2036		736,629
	Countrywide Home Loans
17,173,969	Ser. 04-25, Class 2X, IO, 1.08s, 2035		558,154
33,080,474	Ser. 05-2, Class 2X, IO, 0.978s, 2035		1,085,453
296,235	Countrywide Partnership Trust 144A Ser. 04-EC1N, Class N, 5s, 2035		297,212
1,617,000	Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038 (Cayman Islands)		1,678,931
1,775,755	CS First Boston Mortgage Securities Corp. 144A Ser. 04-FR1N, Class A, 5s, 2034		1,775,755
700,000	Fieldstone Mortgage Investment Corp. FRB Ser. 05-1, Class M3, 3.56s, 2035		700,000
491,785	Finance America NIM Trust 144A Ser. 04-1, Class A, 5 1/4s, 2034		491,785
4,880,001	First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D, 7.676s, 2039		5,007,045
1,270,031	First Consumers Master Trust FRN Ser. 01-A, Class A, 3.264s, 2008		1,259,712
8,305,091	First Franklin Mortgage Loan Asset Backed Certificates Ser. 03-FFB, Class A, IO, 6s, 2005		35,900
	First Franklin Mortgage Loan NIM Trust 144A
566,648	Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)		566,610
703,446	Ser. 04-FF7A, Class A, 5s, 2034		703,587
	First Franklin Mortgage Loan NIM Trust 144A
78,660	Ser. 03-FF3A, Class A, 6 3/4s, 2033		78,951
159,657	Ser. 04-FF1, Class N1, 4 1/2s, 2034		159,210
3,493,000	First Horizon Mtge. Pass-Through Trust Ser. 05-AR2, Class 1A1, 4.842s, 2035		3,519,198
1,047,998	First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023		1,048,653
650,000	Ford Credit Auto Owner Trust Ser. 04-A, Class C, 4.19s, 2009		640,047
616,000	Fort Point CDO, Ltd. FRN Ser. 03-2A, Class A2, 3.97s, 2038		622,160
2,000,000	Foxe Basin, Ltd. FRB Ser. 03-1A, Class A1, 3.51s, 2015 (Cayman Islands)		2,007,600
	Fremont NIM Trust 144A
1,128,380	Ser. 04-3, Class A, 4 1/2s, 2034		1,124,882
277,560	Ser. 04-3, Class B, 7 1/2s, 2034		266,125
417,305	Ser. 04-A, Class Note, 4 3/4s, 2034		415,636
326,839	Ser. 04-B, Class Note, 4.703s, 2034		326,839
983,953	Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)		987,594
118,223	Ser. 04-D, Class N2, 7 1/2s, 2034 (Cayman Islands)		117,869
	G-Force CDO, Ltd. 144A
715,000	Ser. 02-1A, Class E, 8 1/4s, 2037 (Cayman Islands)		774,211
315,000	Ser. 02-1A, Class D, 7.61s, 2037 (Cayman Islands)		339,670
939,000	Ser. 03-1A, Class E, 6.58s, 2038 (Cayman Islands)		941,788
308,000	G-Star, Ltd. 144A FRN Ser. 02-2A, Class BFL, 5.02s, 2037 (Cayman Islands)		321,129
1,903,750	GE Capital Credit Card Master Note Trust FRB Ser. 04-2, Class C, 3.434s, 2010		1,903,750
366,634	GE Corporate Aircraft Financing, LLC 144A Ser. 04-1A, Class B, 3.87s, 2018		366,634
	GEBL 144A
303,448	Ser. 04-2, Class C, 3.804s, 2032		303,637
809,851	Ser. 04-2, Class D, 5.704s, 2032		810,337
	GMAC Mortgage Corp. Loan Trust
8,871,000	Ser. 04-HE5, Class A, IO, 6s, 2007		637,603
2,754,251	Ser. 05-AR1, Class 1A2, 4.432s, 2035		2,756,833
470,000	Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A, Class 4, 6.09s, 2015 (Cayman Islands)		476,463
	GSMPS Mortgage Loan Trust 144A
1,921,000	Ser. 05-RP2, Class 1A3, 8s, 2035		2,075,448
236,159	Ser. 05-RP1, Class 1A3, 8s, 2035		254,578
2,404,000	Ser. 05-RP2, Class 1A2, 7 1/2s, 2035		2,565,264
	Granite Mortgages PLC
2,970,000	FRB Ser. 01-1, Class 1C, 4.545s, 2041 (United Kingdom)		3,006,197
1,619,000	FRB Ser. 04-1, Class 1C, 3.95s, 2044 (United Kingdom)		1,627,095
	Granite Mortgages PLC FRB
1,300,000	Ser. 02-1, Class 1C, 4.445s, 2042 (United Kingdom)		1,320,410
650,000	Ser. 02-2, Class 1C, 4.395s, 2043 (United Kingdom)		660,400
	Green Tree Financial Corp.
362,579	Ser. 95-8, Class B1, 7.3s, 2026		282,266
867,093	Ser. 97-4, Class A7, 7.36s, 2029		929,957
680,898	Ser. 97-7, Class A8, 6.86s, 2029		717,496
288,861	Ser. 99-3, Class A5, 6.16s, 2031		293,916
1,137,000	Ser. 99-3, Class A6, 6 1/2s, 2031		1,165,259
16,750,000	Ser. 99-5, Class A5, 7.86s, 2030		14,945,245
4,467,601	Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031		4,314,376
3,732,000	GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		3,678,247
	GSAMP Trust 144A
58,073	Ser. 03-HE1N, Class Note, 7 1/4s, 2033		58,073
241,865	Ser. 04-FM1N, Class Note, 5 1/4s, 2033		241,502
414,384	Ser. 04-HE1N, Class N1, 5s, 2034		413,555
2,964,610	Ser. 04-NIM1, Class N1, 5 1/2s, 2034		2,960,164
1,553,000	Ser. 04-NIM1, Class N2, zero %, 2034		1,137,573
2,964,822	Ser. 04-NIM2, Class N, 4 7/8s, 2034		2,959,486
352,050	Ser. 04-SE2N, Class Note, 5 1/2s, 2034		351,698
1,055,825	Ser. 05-NC1, Class N, 5s, 2035		1,052,130
2,756,406	High Income Trust Securities 144A FRB Ser. 03-1A, Class A, 3.27s, 2036 (Cayman Islands)		2,701,278
746,000	Holmes Financing PLC FRB Ser. 8, Class 2C, 3.861s, 2040 (United Kingdom)		749,497
	Holmes Financing PLC FRB
13,365,000	Ser. 1, Class 2C, 4.291s, 2040 (United Kingdom)		13,405,095
870,000	Ser. 4, Class 3C, 4.441s, 2040 (United Kingdom)		881,136
	Home Equity Asset Trust 144A
71,510	Ser. 03-5N, Class A, 7 1/2s, 2034		71,689
178,192	Ser. 03-7N, Class A, 5 1/4s, 2034		178,304
345,204	Ser. 04-1N, Class A, 5s, 2034		345,204
549,463	Ser. 04-3N, Class A, 5s, 2034		549,463
383,656	Ser. 04-4N, Class A, 5s, 2034		383,656
1,688,175	Ser. 04-5N, Class A, 5 1/4s, 2034		1,688,175
3,480,976	Ser. 04-7N, Class A, 4 1/2s, 2035		3,465,311
3,891,624	Ser. 05-6N, Class A, 5 1/4s, 2035		3,878,548
429,000	Hyundai Auto Receivables Trust Ser. 04-A, Class D, 4.1s, 2011		425,890
1,013,666	IMPAC Secured Assets Corp. Ser. 03-1, Class A, IO, 5s, 2005		12,845
27,999,929	Lehman Manufactured Housing Ser. 98-1, Class 1, IO, 0.811s, 2028		578,179
	LNR CDO, Ltd. 144A
5,220,000	FRB Ser. 02-1A, Class FFL, 5.77s, 2037 (Cayman Islands)		5,157,360
2,585,000	FRB Ser. 03-1A, Class EFL, 6.02s, 2036 (Cayman Islands)		2,802,399
	Long Beach Asset Holdings Corp. NIM Trust 144A
356,740	Ser. 04-2, Class N1, 4.94s, 2034		356,740
1,110,804	Ser. 04-5, Class Note, 5s, 2034		1,113,248
3,135,796	Ser. 05-1, Class N1, 4.115s, 2035		3,135,796
	Long Beach Mortgage Loan Trust
469,908	Ser. 03-2, Class S1, IO, 4 1/4s, 2005		3,415
9,839,200	Ser. 03-2, Class S2, IO, 4 1/4s, 2005		71,495
22,412,737	Ser. 04-3, Class S1, IO, 4 1/2s, 2006		1,176,669
11,206,351	Ser. 04-3, Class S2, IO, 4 1/2s, 2006		588,333
	Madison Avenue Manufactured Housing Contract
197,032,172	Ser. 02-A IO, 0.3s, 2032		2,216,612
4,059,503	FRB Ser. 02-A, Class B1, 6.27s, 2032		1,989,156
	Marriott Vacation Club Owner Trust 144A
178,009	Ser. 04-2A, Class C, 4.741s, 2026		174,652
193,488	Ser. 04-2A, Class D, 5.389s, 2026		189,914
2,017,516	FRB Ser. 02-1A, Class A1, 3.69s, 2024		2,035,161
	Master Asset Backed Securities NIM Trust 144A
216,889	Ser. 04-CI3, Class N1, 4.45s, 2034		216,889
872,970	Ser. 04-CI5, Class N1, 4.946s, 2034		874,279
400,000	Ser. 04-CI5, Class N2, 9s, 2034		398,400
497,470	Ser. 04-HE1A, Class Note, 5.191s, 2034		499,180
3,094,112	Master Reperforming Loan Trust 144A Ser. 05-1, Class 1A4, 7 1/2s, 2034		3,302,965
1,730,000	MBNA Credit Card Master Note Trust FRN Ser. 03-C5, Class C5, 4.134s, 2010		1,765,132
6,758,474	Merit Securities Corp. FRB Ser. 11PA, Class 3A1, 3.68s, 2027		6,488,135
	Merrill Lynch Mortgage Investors, Inc.
68,159	Ser. 03-WM3N, Class N1, 8s, 2005		68,223
394,596	Ser. 04-OP1N, Class N1, 4 3/4s, 2035 (Cayman Islands)		393,486
	Merrill Lynch Mortgage Investors, Inc. 144A
188,895	Ser. 03-OP1N, Class N1, 7 1/4s, 2034		189,072
205,245	Ser. 03-WM1N, Class N1, 7s, 2033		205,758
217,681	Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		217,681
317,889	Ser. 04-HE1N, Class N1, 5s, 2006		315,803
726,861	Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)		722,773
46,703	Ser. 04-WM1N, Class N1, 4 1/2s, 2034		46,878
253,207	Ser. 04-WM2N, Class N1, 4 1/2s, 2005		252,257
779,949	Ser. 04-WM3N, Class N1, 4 1/2s, 2005		776,049
1,837,282	Ser. 05-WM1N, Class N1, 5s, 2035		1,822,951
1,050,000	Metris Master Trust FRN Ser. 04-2, Class C, 4.34s, 2010		1,056,234
1,670,000	Metris Master Trust 144A FRN Ser. 01-2, Class C, 4.89s, 2009		1,668,140
668,000	Metris Master Trust 144A FRN Ser. 04-2, Class D, 6.251s, 2010		673,411
	Mid-State Trust
902,471	Ser. 10, Class B, 7.54s, 2036		802,925
475,852	Ser. 11, Class B, 8.221s, 2038		489,737
2,884,648	MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010		2,890,417
58,495	Morgan Stanley ABS Capital I 144A Ser. 04-NC2N, Class Note, 6 1/4s, 2033		58,641
3,054,503	Morgan Stanley ABS Capital I FRB Ser. 04-WMC3, Class A2PT, 3.31s, 2035		3,062,650
181,282	Morgan Stanley Auto Loan Trust Ser. 04-HB2, Class D, 3.82s, 2012		180,681
	Morgan Stanley Auto Loan Trust 144A
1,090,000	Ser. 04-HB1, Class D, 5 1/2s, 2011		1,081,749
513,000	Ser. 04-HB2, Class E, 5s, 2012		492,221
	Morgan Stanley Dean Witter Capital I
362,175	FRB Ser. 01-NC3, Class B1, 5.47s, 2031		360,630
469,626	FRB Ser. 01-NC4, Class B1, 5.52s, 2032		465,279
1,168,000	Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1, 3.284s, 2015 (Cayman Islands)		1,172,438
1,734,000	New Century Home Equity Loan Trust Ser. 03-5, Class AI7, 5.15s, 2033		1,715,729
	New Century Mortgage Corp. NIM Trust 144A
32,102	Ser. 03-5, Class Note, 8s, 2033		32,202
142,774	Ser. 03-B, Class Note, 6 1/2s, 2033		143,131
624,000	Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL, 6.22s, 2038 (Cayman Islands)		638,040
781,156	Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT, 9.774s, 2035		852,925
750,113	Nomura Asset Acceptance Corp. 144A Ser. 04-R2, Class PT, 10.118s, 2034		814,810
	Novastar NIM Trust 144A
591	Ser. 03-N1, Class Note, 7.385s, 2033		591
418,065	Ser. 04-N1, Class Note, 4.458s, 2034		418,065
549,072	Ser. 04-N2, Class Note, 4.458s, 2034		549,072
5,776,390	Oakwood Mortgage Investors, Inc. Ser. 02-C, Class A1, 5.41s, 2032		5,089,474
841,318	Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030		791,325
623,000	Ocean Star 144A FRB Ser. 04, Class D, 5.09s, 2018 (Ireland)		623,000
	Option One Mortgage Securities Corp. NIM Trust 144A
79,212	Ser. 03-5, Class Note, 6.9s, 2033		79,608
1,681,090	Ser. 04-2A, Class N1, 4.213s, 2034 (Cayman Islands)		1,681,090
2,410,454	Option One Woodbridge Loan Trust 144A Ser. 03-1, Class S, IO, 3.7s, 2005		13,753
431,000	Origen Manufactured Housing Ser. 04-B, Class A2, 3.79s, 2017		419,956
	Park Place Securities NIM Trust 144A
304,955	Ser. 04-MCWN1, Class A, 4.458s, 2034		305,717
770,000	Ser. 04-WCW2, Class D, 7.387s, 2034 (Cayman Islands)		772,926
1,711,918	Ser. 04-WHQ2, Class A, 4s, 2035		1,709,350
2,320,456	Park Place Securities, Inc. FRB Ser. 04-WHQ2, Class A3A, 3.37s, 2035		2,322,907
	Pass-Through Amortizing Credit Card Trust
139,125	Ser. 02-1A, Class A3FL, 5.83s, 2012		139,368
233,740	Ser. 02-1A, Class A4FL, 8.33s, 2012		234,233
	People's Choice Net Interest Margin Note 144A
1,971,413	Ser. 04-2, Class A, 5s, 2034		1,975,844
313,000	Ser. 04-2, Class B, 5s, 2034		283,578
	Permanent Financing PLC FRB
870,000	Ser. 1, Class 3C, 4.17s, 2042 (United Kingdom)		878,352
1,300,000	Ser. 3, Class 3C, 4.12s, 2042 (United Kingdom)		1,317,680
	Pillar Funding PLC 144A
657,000	FRB Ser. 04-1A, Class C1, 4.01s, 2011 (United Kingdom)		660,598
912,000	FRB Ser. 04-2A, Class C, 3.89s, 2011 (United Kingdom)		912,874
	Providian Gateway Master Trust 144A
944,000	Ser. 04-DA, Class D, 4.4s, 2011		925,415
1,204,000	FRB Ser. 04-AA, Class D, 4.804s, 2011		1,229,200
1,900,000	FRN Ser. 04-BA, Class D, 4.354s, 2010		1,904,501
701,000	FRN Ser. 04-EA, Class D, 3.884s, 2011		701,169
	Renaissance Home Equity Loan Trust
2,203,631	Ser. 03-2, Class A, IO, 3s, 2005		23,130
1,846,269	Ser. 03-4, Class S, IO, 3s, 2006		29,786
	Renaissance NIM Trust 144A
538,876	Ser. 04-A, Class Note, 4.45s, 2034		538,202
971,155	Ser. 05-1, Class N, 4.7s, 2035		971,155
	Residential Accredit Loans, Inc.
925,279	Ser. 04-QA5, Class A2, 5.002s, 2034		935,335
5,676,195	Ser. 04-QA6, Class NB1, 5.005s, 2034		5,739,013
5,153,000	Ser. 05-QA4, Class A21, 5.306s, 2035		5,237,542
5,988,889	Residential Asset Mortgage Products, Inc. Ser. 04-RZ2, Class A, IO, 3 1/2s, 2006		143,873
641,250	Residential Asset Securities Corp. Ser. 03-KS4, Class AI, IO, 3 1/2s, 2005		8,687
	Residential Asset Securities Corp. 144A
1,427,469	Ser. 04-N10B, Class A1, 5s, 2034		1,427,469
1,310,415	Ser. 04-NT, Class Note, 5s, 2034		1,303,863
626,066	Ser. 04-NT12, Class Note, 4.7s, 2035		626,051
3,690,820	Residential Asset Securities Corp. NIM Trust 144A Ser. 05-NTR1, Class Note, 4 1/4s, 2035		3,690,820
5,938,898	Residential Asset Securitization Trust IFB Ser. 03-A6, Class A5, IO, 4.48s, 2033		324,783
	Residential Funding Mortgage Securities II
10,130,387	Ser. 03-HS1, Class AI, IO, 5 1/2s, 2033		164,112
3,446,060	Ser. 03-HS2, Class AI, IO, 5 1/2s, 2005		79,150
3,623,749	Ser. 03-HS3, Class AI, IO, 5s, 2006		107,988
	SAIL Net Interest Margin Notes 144A
122,827	Ser. 03-12A, Class A, 7.35s, 2033 (Cayman Islands)		124,007
144,301	Ser. 03-13A, Class A, 6 3/4s, 2033 (Cayman Islands)		145,297
38,376	Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		38,602
142,632	Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)		143,430
56,774	Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		55,820
115,126	Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		115,724
80,594	Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		79,805
138,405	Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		139,304
359,622	Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		359,729
192,507	Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		190,620
2,189,334	Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		2,189,990
2,785,352	Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)		2,785,352
1,247,757	Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)		1,248,006
1,610,502	Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)		1,610,824
350,000	Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)		348,600
456,280	Ser. 04-5A, Class A, 4 1/2s, 2034 (Cayman Islands)		455,413
516,135	Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)		515,618
132,597	Ser. 04-7A, Class B, 6 3/4s, 2034 (Cayman Islands)		129,176
801,964	Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)		802,205
564,651	Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)		557,819
2,090,929	Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)		2,085,283
433,959	Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)		434,089
205,216	Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)		205,278
2,677,876	Ser. 05-1A, Class A, 4 1/4s, 2035		2,668,504
3,033,307	Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)		3,034,521
	Sasco Net Interest Margin Trust 144A
2,854,035	Ser. 05-NC1A, Class A, 4 3/4s, 2035		2,854,035
2,558,043	Ser. 05-WF1A, Class A, 4 3/4s, 2035		2,563,927
97,212	Saxon Net Interest Margin Trust 144A Ser. 03-A, Class A, 6.656s, 2033		97,212
	Sharps SP I, LLC Net Interest Margin Trust 144A
543,959	Ser. 03-0P1N, Class NA, 4.45s, 2033		543,959
107,680	Ser. 03-HE1N, Class N, 6.9s, 2033		108,218
22,525	Ser. 03-NC1N, Class N, 7 1/4s, 2033		22,525
49,700	Ser. 03-TC1N, Class N, 7.45s, 2033		49,700
351,624	Ser. 04-4N, Class Note, 6.65s, 2034		351,624
309,217	Ser. 04-HE1N, Class Note, 4.94s, 2034		309,217
247,715	Ser. 04-HE2N, Class NA, 5.43s, 2034		247,096
2,919,681	Ser. 04-HE4N, Class NA, 3 3/4s, 2034		2,919,681
217,302	Ser. 04-HS1N, Class Note, 5.92s, 2034		217,302
1,424,477	Ser. 04-RM2N, Class NA, 4s, 2035		1,424,477
470,000	South Coast Funding 144A FRB Ser. 3A, Class A2, 3.971s, 2038 (Cayman Islands)		475,687
	Structured Adjustable Rate Mortgage Loan Trust
2,150,241	Ser. 04-10, Class 1A1, 4.94s, 2034		2,174,834
3,134,865	Ser. 04-12, Class 1A2, 5.041s, 2034		3,171,342
2,625,049	Ser. 04-14, Class 1A, 5.113s, 2034		2,658,497
4,103,294	Ser. 04-16, Class 1A2, 5.032s, 2034		4,152,018
2,637,970	Ser. 04-18, Class 1A1, 5.064s, 2034		2,668,619
6,799,219	Ser. 04-20, Class 1A2, 5.092s, 2035		6,876,374
8,808,858	Ser. 04-6, Class 1A, 4.394s, 2034		8,841,309
86,311	Ser. 04-8, Class 1A3, 4.699s, 2034		86,685
10,987,446	Ser. 05-1, Class 1A1, 5.16s, 2035		11,126,443
10,869,324	Ser. 05-4, Class 1A1, 5.394s, 2035		11,040,802
11,313,371	Ser. 05-7, Class 1A3, 5.416s, 2035		11,497,146
56,844,523	Ser. 05-9, Class AX, IO, 0.492s, 2035		1,705,336
2,542,810	Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2, Class A, 3.37s, 2034		2,543,065
	Structured Asset Investment Loan Trust
5,379,865	Ser. 03-BC12, Class A, IO, 6s, 2005		23,255
16,364,571	Ser. 03-BC13, Class A, IO, 6s, 2005		70,737
11,793	Ser. 03-BC1A, Class A, 7 3/4s, 2033 (Cayman Islands)		11,897
6,675,299	Ser. 03-BC8, Class A, IO, 6s, 2005		128,275
28,845,605	Ser. 04-1, Class A, IO, 6s, 2005		411,455
21,163,230	Ser. 04-3, Class A, IO, 6s, 2005		511,534
	Structured Asset Securities Corp.
5,371,000	IFB Ser. 05-6, Class 5A8, 8.3s, 2035		5,119,390
2,849,332	Ser. 03-26A, Class 2A, 4.561s, 2033		2,873,165
1,692,202	Ser. 03-40A, Class 1A, 4.928s, 2034		1,713,822
1,663,439	Ser. 04-8, Class 1A1, 4.699s, 2034		1,676,684
5,852,437	Ser. 98-RF3, Class A, IO, 6.1s, 2028		716,923
	Structured Asset Securities Corp. 144A
1,933,643	FRB Ser. 03-NP2, Class A2, 3.57s, 2032		1,933,643
359,603	FRN Ser. 03-NP3, Class A1, 3.52s, 2033		359,639
3,199,000	Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B, 3.44s, 2035		3,196,652
1,698,000	TIAA Real Estate CD0, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman Islands)		1,638,388
11,715,254	Wells Fargo Home Equity Trust Ser. 04-1, Class A, IO, 6s, 2005		283,339
	Wells Fargo Home Equity Trust 144A
707,838	Ser. 04-1N, Class A, 5s, 2034		709,962
1,850,615	Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		1,850,505
862,000	Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		818,900
	WFS Financial Owner Trust
418,745	Ser. 04-1, Class D, 3.17s, 2011		414,345
930,932	Ser. 04-3, Class D, 4.07s, 2012		924,787
421,000	Ser. 04-4, Class D, 3.58s, 2012		413,747
891,000	Ser. 05-1, Class D, 4 1/4s, 2012		883,751
331,043	Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010		328,508
	Whole Auto Loan Trust 144A
1,541,839	Ser. 03-1, Class D, 6s, 2010		1,545,351
1,471,000	Ser. 04-1, Class D, 5.6s, 2011		1,468,242

	Total Asset-backed securities (cost $568,428,811)		$557,646,122
Collateralized mortgage obligations (9.1%) (a)
Principal amount			Value
$664,000	Amresco Commercial Mortgage Funding I 144A Ser. 97-C1, Class H, 7s, 2029		$685,263
950,000	Banc of America Commercial Mortgage, Inc. Ser. 01-1, Class G, 7.324s, 2036		1,057,367
	Banc of America Commercial Mortgage, Inc. 144A
715,000	Ser. 01-PB1, Class K, 6.15s, 2035		745,375
255,281,000	Ser. 05-1, Class XW, IO, 0.106s, 2042		1,535,668
	Banc of America Large Loan 144A
427,000	FRB Ser. 02-FL2A, Class L1, 5.89s, 2014		427,133
148,000	FRN Ser. 02-FL2A, Class K1, 5.39s, 2014		148,555
466,000	FRB Ser. 05-BOCA, Class M, 5.05s, 2016		468,913
456,000	FRB Ser. 05-BOCA, Class L, 4.65s, 2016		456,695
200,000	FRB Ser. 05-BOCA, Class K, 4.3s, 2016		200,211
200,000	FRB Ser. 05-BOCA, Class J, 4.05s, 2016		200,211
200,000	FRB Ser. 05-BOCA, Class H, 3.9s, 2016		200,148
85,095,980	Ser. 03-BBA2, Class X1A, IO, 0.826s, 2015		346,009
	Banc of America Large Loan FRN
142,000	Ser. 04-BBA4, Class H, 3.904s, 2018		142,186
227,000	Ser. 04-BBA4, Class G, 3.654s, 2018		227,269
1,930,000	Banc of America Structured Security Trust 144A Ser. 02-X1, Class A3, 5.436s, 2033		2,015,269
	Bayview Commercial Asset Trust 144A
2,192,546	FRB Ser. 05-1A, Class A1, 3.32s, 2035		2,192,546
8,866,000	Ser. 05-1A, IO, 0.775s, 2035		716,553
7,232,585	Ser. 04-3, IO, 0.775s, 2035		560,808
11,442,162	Ser. 04-2, IO, 0.72s, 2034		918,055
456,000	Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2, Class F, 8.453s, 2032		539,007
	Bear Stearns Commercial Mortgage Securitization Corp. 144A
1,070,000	Ser. 04-ESA, Class K, 5.45s, 2016		1,069,995
793,000	Ser. 04-HS2A, Class G, 4.35s, 2016		792,999
553,000	Chase Commercial Mortgage Securities Corp. Ser. 00-3, Class A2, 7.319s, 2032		618,841
	Chase Commercial Mortgage Securities Corp. 144A
4,600,000	Ser. 98-1, Class F, 6.56s, 2030		4,930,187
1,171,000	Ser. 98-1, Class G, 6.56s, 2030		1,254,556
1,761,000	Ser. 98-1, Class H, 6.34s, 2030		1,526,486
4,937,500	Commercial Mortgage Acceptance Corp. Ser. 97-ML1, Class A3, 6.57s, 2030		5,132,472
	Commercial Mortgage Acceptance Corp. 144A
2,013,000	Ser. 98-C1, Class F, 6.23s, 2031		2,132,826
705,000	Ser. 98-C2, Class F, 5.44s, 2030		716,146
	Commercial Mortgage Pass-Through Certificates 144A
1,991,000	Ser. 01-FL4A, Class D, 3.804s, 2013		1,976,068
1,590,000	FRB Ser. 01-J2A, Class A2F, 3.47s, 2034		1,612,260
9,485,000	Criimi Mae Commercial Mortgage Trust Ser. 98-C1, Class A2, 7s, 2033		10,018,531
3,385,000	Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1, Class B, 7s, 2033		3,563,217
1,239,000	CS First Boston Mortgage Securities Corp. Ser. 97-C2, Class F, 7.46s, 2035		1,342,569
	CS First Boston Mortgage Securities Corp. 144A
1,124,000	FRB Ser. 03-TF2A, Class L, 6.954s, 2014		1,120,230
313,000	FRB Ser. 04-TF2A, Class J, 3.904s, 2016		312,982
319,000	FRB Ser. 05-TFLA, Class J, 3.90s, 2020		318,999
627,000	FRB Ser. 04-TF2A, Class H, 3.654s, 2019		626,965
319,000	FRB Ser. 05-TFLA, Class H, 3.70s, 2020		318,999
67,907,000	Ser. 01-CK1, Class AY, IO, 0.904s, 2035		2,723,071
	DLJ Commercial Mortgage Corp.
2,212,000	Ser. 00-CF1, Class A1B, 7.62s, 2033		2,496,520
2,785,000	Ser. 99-CG2, Class B4, 6.1s, 2032		2,876,454
444,188	Ser. 98-CF2, Class B3, 6.04s, 2031		460,429
1,752,000	DLJ Commercial Mortgage Corp. 144A Ser. 99-CG2, Class B3, 6.1s, 2032		1,814,075
1,000,000	DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1, Class A3, 7.76s, 2030		1,050,634
	Fannie Mae
483	Ser. 92-15, Class L, IO, 1037.606s, 2022		5,154
3,800,000	IFB Ser. 05-37, Class SU, 18s, 2035		4,666,194
2,782,553	IFB Ser. 04-10, Class QC, 16.52s, 2031		3,144,285
988,203	IFB Ser. 02-36, Class SJ, 12.575s, 2029		1,028,547
1,763,000	Ser. 05-45, Class PC, IO, 11 1/4s, 2035		1,942,881
2,292,881	IFB Ser. 03-87, Class SP, 10.395s, 2032		2,281,365
1,102,556	Ser. 04-T3, Class PT1, 9.89s, 2044		1,216,959
416,770	Ser. 02-T12, Class A4, 9 1/2s, 2042		453,525
2,365,821	Ser. 02-T4, Class A4, 9 1/2s, 2041		2,569,842
863,406	Ser. 02-T6, Class A3, 9 1/2s, 2041		936,560
479,241	Ser. 03-W6, Class PT1, 9.334s, 2042		521,350
4,658,714	Ser. 05-W1, Class 1A4, 7 1/2s, 2044		4,981,259
1,121,796	Ser. 04-W12, Class 1A4, 7 1/2s, 2044		1,199,585
506,160	Ser. 04-W14, Class 2A, 7 1/2s, 2044		541,591
5,265,739	Ser. 04-W8, Class 3A, 7 1/2s, 2044		5,634,667
112,862	Ser. 04-T3, Class 1A4, 7 1/2s, 2044		120,709
3,961,906	Ser. 04-W9, Class 2A3, 7 1/2s, 2044		4,234,429
1,608,639	Ser. 04-T2, Class 1A4, 7 1/2s, 2043		1,724,461
546,913	Ser. 03-W4, Class 4A, 7 1/2s, 2042		581,327
405,413	Ser. 02-T18, Class A4, 7 1/2s, 2042		432,361
2,050,098	Ser. 03-W3, Class 1A3, 7 1/2s, 2042		2,184,113
3,883,737	Ser. 02-T16, Class A3, 7 1/2s, 2042		4,137,053
2,323,663	Ser. 02-T19, Class A3, 7 1/2s, 2042		2,477,984
4,451,159	Ser. 03-W2, Class 1A3, 7 1/2s, 2042		4,743,772
3,842,301	Ser. 02-W6, Class 2A, 7 1/2s, 2042		4,095,966
692,194	Ser. 02-T12, Class A3, 7 1/2s, 2042		736,614
8,611,803	Ser. 02-W4, Class A5, 7 1/2s, 2042		9,167,571
450,354	Ser. 02-W1, Class 2A, 7 1/2s, 2042		477,924
1,302,414	Ser. 02-14, Class A2, 7 1/2s, 2042		1,387,286
3,935,843	Ser. 01-T10, Class A2, 7 1/2s, 2041		4,184,983
751,619	Ser. 02-T4, Class A3, 7 1/2s, 2041		799,387
6,880,331	Ser. 02-T6, Class A2, 7 1/2s, 2041		7,304,884
3,811,753	Ser. 01-T12, Class A2, 7 1/2s, 2041		4,051,196
2,818,015	Ser. 01-T8, Class A1, 7 1/2s, 2041		2,990,043
9,678,672	Ser. 01-T7, Class A1, 7 1/2s, 2041		10,270,514
575,562	Ser. 01-T3, Class A1, 7 1/2s, 2040		611,069
1,240,746	Ser. 01-T1, Class A1, 7 1/2s, 2040		1,318,685
357,649	Ser. 99-T2, Class A1, 7 1/2s, 2039		381,391
964,133	Ser. 03-W10, Class 1A1, 7 1/2s, 2032		1,027,159
1,016,798	Ser. 02-T1, Class A3, 7 1/2s, 2031		1,082,122
3,172,106	Ser. 00-T6, Class A1, 7 1/2s, 2030		3,366,077
73,325	Ser. 01-T5, Class A3, 7 1/2s, 2030		77,721
2,421,069	Ser. 02-W7, Class A5, 7 1/2s, 2029		2,578,292
7,333,168	Ser. 01-T4, Class A1, 7 1/2s, 2028		7,842,138
2,246,885	Ser. 02-W3, Class A5, 7 1/2s, 2028		2,393,303
1,995,862	IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031		337,161
5,185,980	Ser. 03-58, Class ID, IO, 6s, 2033		957,786
17,772,251	Ser. 03-22, IO, 6s, 2033		3,299,144
790,166	Ser. 318, Class 2, IO, 6s, 2032		155,000
7,581,746	Ser. 03-31, Class IM, IO, 5 3/4s, 2032		884,032
30,983,178	Ser. 350, Class 2, IO, 5 1/2s, 2034		6,418,409
3,438,664	Ser. 346, Class 2, IO, 5 1/2s, 2033		712,991
5,086,622	Ser. 03-71, Class IE, IO, 5 1/2s, 2033		993,647
50,265,177	Ser. 338, Class 2, IO, 5 1/2s, 2033		10,661,816
24,574,918	Ser. 333, Class 2, IO, 5 1/2s, 2033		5,219,607
35,206,085	Ser. 329, Class 2, IO, 5 1/2s, 2033		7,430,837
7,050,866	Ser. 331, Class 1, IO, 5 1/2s, 2032		1,314,281
7,619,970	Ser. 03-26, Class OI, IO, 5 1/2s, 2032		1,214,265
48,300	Ser. 03-29, Class IG, IO, 5 1/2s, 2031		12,253
5,295,106	Ser. 03-8, Class IP, IO, 5 1/2s, 2028		326,354
2,672,245	Ser. 03-6, Class IB, IO, 5 1/2s, 2022		37,411
13,806,710	IFB Ser. 03-118, Class SF, IO, 5.08s, 2033		1,616,904
2,141,101	IFB Ser. 02-36, Class QH, IO, 5.03s, 2029		62,694
3,160,743	Ser. 03-24, Class UI, IO, 5s, 2031		460,506
6,152,900	Ser. 343, Class 25, IO, 4 1/2s, 2018		936,949
3,511,651	Ser. 343, Class 26, IO, 4 1/2s, 2018		553,779
9,780,553	IFB Ser. 03-122, Class SA, IO, 4.08s, 2028		727,327
10,360,295	IFB Ser. 03-122, Class SJ, IO, 4.08s, 2028		764,379
9,476,838	Ser. 05-45, Class PL, IO, 3 3/4s, 2035		815,897
6,208,431	IFB Ser. 05-29, Class SD, IO, 3.73s, 2035		504,435
4,469,346	IFB Ser. 05-17, Class ES, IO, 3.73s, 2035		458,806
2,086,852	IFB Ser. 05-17, Class SY, IO, 3.73s, 2035		205,751
7,922,628	IFB Ser. 05-23, Class SG, IO, 3.68s, 2035		569,439
10,202,918	IFB Ser. 05-29, Class SX, IO, 3.68s, 2035		758,842
6,950,937	IFB Ser. 05-17, Class SA, IO, 3.68s, 2035		602,777
7,694,073	IFB Ser. 05-17, Class SE, IO, 3.68s, 2035		623,942
6,000,000	IFB Ser. 05-45, Class DC, 13.31s, 2030		6,776,250
15,687,128	Ser. 03-W12, Class 2, IO, 2.215s, 2043		766,240
48,426,569	Ser. 03-W10, Class 1, IO, 1.985s, 2043		2,300,262
12,032,486	Ser. 03-W10, Class 3, IO, 1.952s, 2043		597,864
50,071,117	Ser. 03-W8, Class 12, IO, 1.639s, 2042		1,932,221
3,562,839	Ser. 03-W3, Class 2IO2, IO, 1.542s, 2042		26,076
19,055,382	Ser. 03-W6, Class 11, IO, 1.508s, 2042		144,677
14,543,586	Ser. 03-W17, Class 12, IO, 1.159s, 2033		402,184
24,778,370	Ser. 03-49, Class SV, IO, 1s, 2033		754,613
73,115,347	Ser. 03-T2, Class 2, IO, 0.946s, 2042		1,347,562
27,266,866	Ser. 03-W8, Class 11, IO, 0.863s, 2042		45,995
20,042,907	Ser. 03-W6, Class 51, IO, 0.68s, 2042		291,061
6,219,692	Ser. 03-W3, Class 2IO1, IO, 0.672s, 2042		90,191
17,426,099	Ser. 03-W6, Class 21, IO, 0.658s, 2042		10,307
45,815,555	Ser. 01-T12, Class IO, 0.57s, 2041		526,604
40,894,144	Ser. 03-W2, Class 1, IO, 0.469s, 2042		383,234
15,763,111	Ser. 02-T4, IO, 0.45s, 2041		136,999
51,762,625	Ser. 03-W3, Class 1, IO, 0.434s, 2042		489,593
38,474,409	Ser. 02-T1, Class IO, IO, 0.422s, 2031		334,435
28,709,483	Ser. 03-W6, Class 3, IO, 0.365s, 2042		228,964
30,182,670	Ser. 03-W6, Class 23, IO, 0.352s, 2042		215,669
8,025,481	Ser. 01-79, Class BI, IO, 0.345s, 2045		61,921
27,226,787	Ser. 03-W4, Class 3A, IO, 0.281s, 2042		221,218
10,237,648	Ser. 354, Class 1, PO, zero %, 2034		8,118,443
23,981,459	Ser. 352, Class 1, PO, zero %, 2034		19,042,507
65,996,916	Ser. 353, Class 1, PO, zero %, 2034		49,878,413
888,995	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Ser. 212, IO, 6s, 2031		163,338
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
430,102	Ser. T-42, Class A6, 9 1/2s, 2042		467,730
8,107,534	Ser. T-60, Class 1A3, 7 1/2s, 2044		8,665,596
1,052,268	Ser. T-58, Class 4A, 7 1/2s, 2043		1,121,035
6,190,833	Ser. T-57, Class 1A3, 7 1/2s, 2043		6,604,845
1,252,232	Ser. T-51, Class 2A, 7 1/2s, 2042		1,330,053
1,805,205	Ser. T-42, Class A5, 7 1/2s, 2042		1,921,950
844,748	Ser. T-41, Class 3A, 7 1/2s, 2032		897,531
18,958,317	Ser. T-56, Class A, IO, 1.132s, 2043		260,677
23,331,671	Ser. T-56, Class 3, IO, 0.352s, 2043		247,316
27,531,003	Ser. T-56, Class 1, IO, 0.285s, 2043		206,483
26,718,758	Ser. T-56, Class 2, IO, 0.036s, 2043		66,797
14,721,108	FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2, 7.77s, 2027		16,605,812
34,101,084	First Union National Bank-Bank of America Commercial Mortgage 144A Ser. 01-C1, Class 3, IO, 2.009s, 2033		2,717,430
	First Union-Lehman Brothers Commercial Mortgage Trust II
2,726,000	Ser. 97-C2, Class F, 7 1/2s, 2029		3,167,688
4,496,385	Ser. 97-C1, Class A3, 7.38s, 2029		4,652,525
1,364,000	First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2, Class G, 7s, 2035		1,534,193
	Freddie Mac
5,350,276	IFB Ser. 2763, Class SC, 16.785s, 2032		6,032,375
5,400,000	IFB Ser. 2945, Class SA, 6.977s, 2020		5,357,775
2,380,098	Ser. 224, IO, 6s, 2033		458,288
5,651,418	IFB Ser. 2927, Class SI, IO, 5.546s, 2035		832,324
15,919,881	Ser. 226, IO, 5 1/2s, 2034		3,413,706
4,247,616	Ser. 223, IO, 5 1/2s, 2032		862,857
2,111,245	Ser. 2581, Class IH, IO, 5 1/2s, 2031		579,174
666,122	Ser. 2600, Class CI, IO, 5 1/2s, 2029		160,078
1,061,555	Ser. 2664, Class UD, IO, 5 1/2s, 2028		212,427
2,739,084	Ser. 2553, Class IJ, IO, 5 1/2s, 2020		57,383
4,694,827	Ser. 2437, Class SB, IO, 5.046s, 2032		416,901
66,242,944	Ser. 227, IO, 5s, 2034		15,877,467
2,126,251	Ser. 2676, Class IK, IO, 5s, 2020		372,449
3,995,918	Ser. 2469, Class SH, IO, 4.546s, 2032		309,684
6,177,800	IFB Ser. 2828, Class GI, IO, 4.546s, 2034		788,707
3,408,653	IFB Ser. 2869, Class SH, IO, 4.346s, 2034		315,114
16,251,864	IFB Ser. 2869, Class JS, IO, 4.296s, 2034		1,477,849
3,195,944	IFB Ser. 2882, Class SL, IO, 4.246s, 2034		332,864
5,816,407	IFB Ser. 2815, Class PT, IO, 4.096s, 2032		534,382
8,973,087	IFB Ser. 2594, Class OS, IO, 4.096s, 2032		604,282
17,830,267	IFB Ser. 2962, Class BS, IO, 3.83s, 2035		1,214,687
4,502,313	IFB Ser. 2927, Class ES, IO, 3.746s, 2035		377,802
6,194,491	IFB Ser. 2950, Class SM, IO, 3.746s, 2016		472,330
2,220,672	IFB Ser. 2947, Class US, IO, 3.696s, 2035		115,891
1,787,524	Ser. 2696, PO, zero %, 2033		1,320,578
2,392,053	General Growth Properties-Mall Properties Trust FRB Ser. 01-C1A, Class D3, 5.204s, 2014		2,395,043
	GMAC Commercial Mortgage Securities, Inc.
592,000	Ser. 99-C3, Class F, 8.032s, 2036		628,731
6,249,000	Ser. 03-C2, Class A2, 5.446s, 2040		6,547,515
1,483,000	Ser. 04-C2, Class A4, 5.301s, 2038		1,529,566
	GMAC Commercial Mortgage Securities, Inc. 144A
1,614,303	Ser. 99-C3, Class G, 6.974s, 2036		1,291,948
379,421	FRN Ser. 02-FL1A, Class D, 5.66s, 2014		378,951
	Government National Mortgage Association
3,685,385	IFB Ser. 03-114, Class SP, 11.04s, 2027		3,792,372
4,547,070	Ser. 05-13, Class PI, IO, 5 1/2s, 2033		738,899
4,016,750	Ser. 05-13, Class MI, IO, 5 1/2s, 2032		627,233
7,620,315	IFB Ser. 04-86, Class SW, IO, 3.76s, 2034		561,876
17,919,291	IFB Ser. 05-28, Class SA, IO, 3.35s, 2035		954,763
220,152	Ser. 98-2, Class EA, PO, zero %, 2028		185,444
565,000	GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A, Class L, 6.204s, 2015		568,178
1,413,000	Guggenheim 144A Ser. 05-1, Class D, 5s, 2030		1,411,353
	JP Morgan Chase Commercial Mortgage Securities Corp. 144A
28,386,522	Ser. 04-FL1A, Class X1A, IO, 0.929s, 2019		231,350
38,201,000	Ser. 05-LDP1, Class X1, IO, 0.039s, 2046		366,730
	LB Commercial Conduit Mortgage Trust 144A
715,303	Ser. 99-C1, Class F, 6.41s, 2031		744,139
765,731	Ser. 99-C1, Class G, 6.41s, 2031		736,055
634,000	Ser. 98-C4, Class G, 5.6s, 2035		625,869
1,074,000	Ser. 98-C4, Class H, 5.6s, 2035		984,680
135,807,000	LB-UBS Commercial Mortgage Trust 144A Ser. 05-C2, Class XCL, IO, 0.102s, 2030		1,562,936
	Lehman Brothers Floating Rate Commercial Mortgage Trust 144A
1,704,000	FRB Ser. 03-LLFA, Class L, 6.7s, 2014		1,646,542
733,000	FRB Ser. 04-LLFA, Class H, 3.904s, 2017		735,785
702,275	FRB Ser. 03-C4, Class A, 3.51s, 2015		704,030
	Merrill Lynch Mortgage Investors, Inc.
644,000	Ser. 98-C3, Class E, 7.143s, 2030		712,238
158,601	Ser. 96-C2, Class A3, 6.96s, 2028		162,480
	Mezz Cap Commercial Mortgage Trust 144A
3,210,406	Ser. 04-C1, Class X, IO, 6.18s, 2037		1,387,999
2,523,506	Ser. 04-C2, Class X, IO, 5.186s, 2040		982,590
	Morgan Stanley Capital I 144A
1,007,000	Ser. 96-C1, Class E, 7.39s, 2028		1,028,995
482,000	Ser. 98-HF1, Class F, 7.18s, 2030		515,500
1,000,000	Ser. 04-RR, Class F5, 6s, 2039		860,068
1,700,000	Ser. 04-RR, Class F6, 6s, 2039		1,412,542
52,917,000	Ser. 05-HQ5, Class X1, IO, 0.047s, 2042		442,333
830,492	Morgan Stanley Dean Witter Capital I Ser. 00-LIF2, Class A1, 6.96s, 2033		872,390
	Morgan Stanley Dean Witter Capital I 144A
450,746	FRB Ser. 01-XLF, Class D, 4.39s, 2013		454,900
637,004	FRB Ser. 01-XLF, Class E, 4.34s, 2013		642,875
1,020,000	Mortgage Capital Funding, Inc. FRB Ser. 98-MC2, Class E, 7.103s, 2030		1,094,032
	PNC Mortgage Acceptance Corp. 144A
3,870,000	Ser. 99-CM1, Class B3, 7.1s, 2032		4,173,822
456,000	Ser. 00-C1, Class J, 6 5/8s, 2010		424,616
998,000	Ser. 00-C2, Class J, 6.22s, 2033		1,026,643
	Pure Mortgages 144A
2,645,000	FRB Ser. 04-1A, Class F, 6.132s, 2034 (Ireland)		2,647,645
1,041,000	Ser. 04-1A, Class E, 3.882s, 2034 (Ireland)		1,042,041
2,031,339	QUIZNOS 144A Ser. 05-1, 7.3s, 2025		2,029,670
1,374,195	Salomon Brothers Mortgage Securities VII Ser. 96-C1, Class E, 8.421s, 2028		1,390,137
7,904,163	Salomon Brothers Mortgage Securities VII 144A Ser. 03-CDCA, Class X3CD, IO, 1.06s, 2015		148,227
1,767,000	Starwood Asset Receivables Trust FRN Ser. 02-1A, Class F, 4.395s, 2020		1,768,060
	Starwood Asset Receivables Trust 144A
589,822	FRB Ser. 03-1A, Class F, 4.12s, 2022		590,353
748,620	FRB Ser. 03-1A, Class E, 4.07s, 2022		749,294
	STRIPS 144A
757,000	Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)		657,757
513,000	Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		430,561
337,000	Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)		296,425

211,838	TIAA Real Estate CDO, Ltd. Ser. 01-C1A, Class A1, 5.77s, 2016		213,360
7,065,000	Wachovia Bank Commercial Mortgage Trust Ser. 05-C17, Class A4, 5.083s, 2042		7,197,327
771,000	Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A, Class L, 6.254s, 2018		760,615
222,000	Washington Mutual Asset Securities Corp. 144A Ser. 05-C1A, Class G, 5.72s, 2014		221,454

	Total Collateralized mortgage obligations (cost $505,851,418)		$486,670,284
Corporate bonds and notes (6.1%) (a)
Principal amount			Value
Aerospace and Defense (0.2%)

$145,000	Boeing Capital Corp. sr. notes 6.1s, 2011		$155,631
685,000	Boeing Co. (The) debs. 6 7/8s, 2043		832,530
625,000	Litton Industries, Inc. sr. notes 8s, 2009		710,414
1,270,000	Lockheed Martin Corp. bonds 8 1/2s, 2029		1,762,636
1,115,000	Northrop Grumman Corp. company guaranty 7 1/8s, 2011		1,254,088
625,000	Raytheon Co. debs. 7s, 2028		736,494
185,000	Raytheon Co. debs. 6 3/4s, 2018		209,703
581,000	Raytheon Co. debs. 6s, 2010		619,878
1,145,000	Raytheon Co. notes 8.3s, 2010		1,322,399
830,000	Raytheon Co. notes 4.85s, 2011		836,180
1,310,000	United Technologies Corp. notes 4 7/8s, 2015		1,311,518

			9,751,471
Airlines (0.1%)

4,215,000	Continental Airlines, Inc. pass-through certificates Ser. 98-2, 6.32s, 2008		4,232,402
Automotive (0.3%)

3,720,000	DaimlerChrysler NA Holding Corp. company guaranty 7.2s, 2009		3,942,493
1,130,000	DaimlerChrysler NA Holding Corp. company guaranty 6 1/2s, 2013		1,155,425
1,610,000	Ford Motor Co. debs. 9.98s, 2047		1,499,762
260,000	Ford Motor Credit Corp. notes 7 7/8s, 2010		250,223
190,000	Ford Motor Credit Corp. notes 7 3/4s, 2007		194,824
3,835,000	Ford Motor Credit Corp. notes 7 3/8s, 2009		3,689,239
1,295,000	General Motors Acceptance Corp. bonds 8s, 2031		1,089,661
1,170,000	General Motors Acceptance Corp. FRN Ser. MTN, 4.05s, 2007		1,116,914
665,000	General Motors Acceptance Corp. notes 6 7/8s, 2011		582,619

			13,521,160
Banking (1.0%)

1,055,000	Allfirst Financial Inc. sub. notes 7.2s, 2007		1,118,308
320,000	Bank of America Corp. sr. notes 5 3/8s, 2014		333,400
705,000	Bank of America Corp. sub. notes 7.4s, 2011		802,019
405,000	Bank of New York Co., Inc. (The) sr. sub. notes FRN 3.4s, 2013		391,808
100,000	Bank One Corp. sub. notes 5 1/4s, 2013		102,298
5,449,000	Bank United Corp. notes Ser. A, 8s, 2009		6,125,788
790,000	Barclays Bank PLC 144A FRN 6.86s, 2049 (United Kingdom)		908,595
545,000	Capital One Bank notes 6 1/2s, 2013		589,531
385,000	Capital One Bank notes Ser. BKNT, 4 7/8s, 2008		388,203
470,000	Capital One Bank sr. notes Ser. BKNT, 6.7s, 2008		500,386
1,925,000	Citigroup, Inc. debs. 6 5/8s, 2028		2,193,913
3,382,000	Citigroup, Inc. sub. notes 5s, 2014		3,404,328
1,035,000	Countrywide Capital III company guaranty Ser. B, 8.05s, 2027		1,304,950
780,000	Credit Suisse First Boston USA, Inc. notes 4 7/8s, 2015		772,326
285,000	First Chicago NBD Corp. sub. notes 6 3/8s, 2009		304,194
935,000	Fleet Capital Trust V bank guaranty FRN 4.04s, 2028		929,248
600,000	Greenpoint Capital Trust I company guaranty 9.1s, 2027		685,011
2,300,000	HSBC Capital Funding LP 144A bank guaranty FRB 9.547s, 2049 (Jersey)		2,797,154
2,505,000	HSBC Capital Funding LP 144A bank guaranty FRB 4.61s, 2013 (Jersey)		2,399,672
3,380,000	JP Morgan Chase Capital XV notes 5 7/8s, 2035		3,358,990
3,050,000	JPMorgan Chase & Co. sub. notes 5 1/8s, 2014		3,078,042
1,095,000	National City Bank bonds 4 5/8s, 2013		1,081,863
1,165,000	National City Bank sub. notes Ser. BKNT, 6 1/4s, 2011		1,271,558
5,540,000	NB Capital Trust IV company guaranty 8 1/4s, 2027		6,105,302
1,280,000	PNC Funding Corp. bonds 5 1/4s, 2015 (S)		1,305,929
1,200,000	Popular North America, Inc. sub. notes 3 7/8s, 2008 (Puerto Rico)		1,180,091
80,000	Rabobank Capital Funding II 144A bonds 5.26s, 2049		80,594
985,000	Rabobank Capital Funding Trust 144A sub. notes FRN 5.254s, 2049		985,056
400,000	Royal Bank of Scotland Group PLC FRB 7.648s, 2049 (United Kingdom)		496,129
1,270,000	Suncorp-Metway, Ltd. 144A notes FRN 3 1/2s, 2013 (Australia)		1,239,975
3,020,000	UBS AG/Jersey Branch FRN 6.05s, 2008 (Jersey)		3,125,700
1,345,000	UBS Preferred Funding Trust I company guaranty 8.622s, 2049		1,591,017
1,465,000	Wachovia Bank NA/Old bonds 4 7/8s, 2015		1,462,082
1,825,000	Wachovia Corp. sub. notes 5 1/4s, 2014		1,869,149
1,010,000	Westpac Capital Trust III 144A sub. notes FRN 5.256s, 2049 (Australia)		1,052,774

			55,335,383
Beverage (--%)

760,000	Diageo PLC company guaranty 8s, 2022		1,010,081
1,380,000	Miller Brewing Co. 144A notes 5 1/2s, 2013		1,419,839

			2,429,920
Broadcasting (0.1%)

1,355,000	Chancellor Media Corp. company guaranty 8s, 2008		1,463,956
1,065,000	News America Holdings, Inc. debs. 7 3/4s, 2045		1,272,131

			2,736,087
Cable Television (0.2%)

285,000	AT&T Broadband Corp. company guaranty 8 3/8s, 2013		345,994
730,000	Cox Communications, Inc. notes 7 3/4s, 2010		820,327
770,000	Cox Communications, Inc. 144A notes 5.45s, 2014		767,105
755,000	Cox Enterprises, Inc. 144A notes 7 7/8s, 2010		845,826
330,000	Cox Enterprises, Inc. 144A notes 4 3/8s, 2008		327,023
3,585,000	Jones Intercable, Inc. sr. notes 7 5/8s, 2008		3,883,670
535,000	TCI Communications, Inc. debs. 9.8s, 2012		681,647
1,115,000	TCI Communications, Inc. debs. 8 3/4s, 2015		1,421,996
2,175,000	TCI Communications, Inc. debs. 7 7/8s, 2013		2,566,287

			11,659,875
Chemicals (0.1%)

1,315,000	Dow Chemical Co. (The) debs. 8.55s, 2009		1,503,536
115,000	Dow Chemical Co. (The) notes 6s, 2012		124,550
1,510,000	Dow Chemical Co. (The) Pass Through Trust 144A company guaranty 4.027s, 2009		1,472,170
1,235,000	ICI Wilmington, Inc. company guaranty 5 5/8s, 2013		1,253,814
470,000	Lubrizol Corp. (The) sr. notes 5 1/2s, 2014		477,913
510,000	Potash Corp. of Saskatchewan notes 7 3/4s, 2011 (Canada)		588,324
465,000	Praxair, Inc. notes 6 3/8s, 2012 (S)		516,184

			5,936,491
Computers (--%)

695,000	SunGard Data Systems, Inc. bonds 4 7/8s, 2014		568,802
Conglomerates (0.1%)

1,375,000	Tyco International Group SA company guaranty 7s, 2028 (Luxembourg)		1,612,787
1,550,000	Tyco International Group SA company guaranty 6 3/4s, 2011 (Luxembourg)		1,701,678

			3,314,465
Consumer Finance (0.1%)

760,000	Block Financial Corp. notes 5 1/8s, 2014		748,778
1,710,000	Countrywide Home Loans, Inc. company guaranty Ser. MTNL, 4s, 2011		1,636,455
740,000	Household Finance Corp. notes 8s, 2010		855,548
1,310,000	Household Finance Corp. notes 7s, 2012		1,477,790
205,000	Household Finance Corp. notes 6 3/8s, 2011		223,235
860,000	HSBC Finance Corp. notes 6 3/4s, 2011		951,643
970,000	HSBC Finance Corp. notes 5 1/4s, 2015		982,193

			6,875,642
Containers (--%)

800,000	Sealed Air Corp. 144A notes 5 5/8s, 2013		814,375
Electric Utilities (0.6%)

485,000	AEP Texas Central Co. sr. notes Ser. D, 5 1/2s, 2013		500,969
905,000	AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013		939,695
935,000	Beaver Valley II Funding debs. 9s, 2017		1,119,186
480,000	Carolina Power & Light Co. 1st mtge. 6 1/8s, 2033		517,072
655,000	Carolina Power & Light Co. 1st mtge. 5.7s, 2035		671,255
550,000	Cleveland Electric Illuminating Co. (The) 144A sr. notes Ser. D, 7.88s, 2017		670,343
420,000	Consumers Energy Co. 1st mtge. 5.65s, 2020		426,649
2,410,000	Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013		2,458,622
975,000	Dayton Power & Light Co. (The) 144A 1st mtge. 5 5/8s, 2013		999,549
520,000	Detroit Edison Co. 144A 1st mtge. 5.45s, 2035		518,509
1,155,000	Duke Capital Corp. sr. notes Ser. A, 6 1/4s, 2005		1,161,075
55,000	FirstEnergy Corp. notes Ser. B, 6.45s, 2011		59,070
1,435,000	FirstEnergy Corp. notes Ser. C, 7 3/8s, 2031		1,691,205
1,055,000	Florida Power & Light Co. 1st mtge. 5.95s, 2033		1,168,515
490,000	Florida Power & Light Co. 1st mtge. 5 5/8s, 2034		519,496
515,000	Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013		552,126
1,140,000	MidAmerican Energy Holdings Co. sr. notes 4 5/8s, 2007		1,142,767
245,000	MidAmerican Energy Holdings Co. sr. notes 3 1/2s, 2008		237,370
2,185,000	Monongahela Power Co. 1st mtge. 5s, 2006		2,201,527
713,000	Nevada Power Co. 2nd mtge. 9s, 2013		786,083
425,000	Nevada Power Co. 144A general ref. mtge. 5 7/8s, 2015		412,250
1,355,000	NiSource Finance Corp. company guaranty 7 7/8s, 2010		1,564,609
1,880,000	Northern States Power Co. 1st mtge. Ser. B, 8s, 2012		2,263,907
820,000	Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033		1,001,294
1,365,000	Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012		1,484,403
1,180,000	Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034		1,269,797
550,000	Pacific Gas & Electric Co. 1st mtge. 4.8s, 2014		545,769
1,020,000	PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013		1,064,953
825,000	Pepco Holdings, Inc. notes 5 1/2s, 2007		842,667
1,327,648	Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012 (S)		1,376,425
605,000	PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007		654,502
570,000	Public Service Company of New Mexico sr. notes 4.4s, 2008		569,752
915,000	Public Service Electric & Gas Co. 1st mtge. FRN 6 3/8s, 2008		966,187
375,000	Public Services Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009		408,118
765,000	Rochester Gas & Electric notes 6 3/8s, 2033		860,583
660,000	Tampa Electric Co. notes 6 7/8s, 2012		739,430

			34,365,729
Electronics (--%)

390,000	Motorola, Inc. notes 7 5/8s, 2010		443,378
1,000,000	Motorola, Inc. notes 4.608s, 2007		1,007,037

			1,450,415
Financial (1.0%)

3,165,000	Associates First Capital Corp. debs. 6.95s, 2018		3,709,029
4,065,000	Associates First Capital Corp. sub. debs. 8.15s, 2009		4,637,425
1,250,000	AXA Financial, Inc. sr. notes 7 3/4s, 2010		1,434,983
2,989,000	Bosphorus Financial Services Ltd. 144A sec. FRN 4.81s, 2012 (Cayman Islands)		2,988,354
1,015,000	CIT Group, Inc. sr. notes 7 3/4s, 2012 (S)		1,179,730
465,000	CIT Group, Inc. sr. notes 5s, 2015		460,300
2,575,000	CIT Group, Inc. sr. notes 5s, 2014 (S)		2,562,377
1,545,000	Executive Risk Capital Trust company guaranty Class B, 8.675s, 2027		1,743,518
1,370,000	Fund American Cos. Inc. notes 5 7/8s, 2013 (S)		1,406,759
565,000	General Electric Capital Corp. notes Ser. A, 6 3/4s, 2032		674,263
830,000	General Electric Capital Corp. notes Ser. A, 6s, 2012		892,279
955,000	General Electric Capital Corp. notes Ser. MTNA, 6 1/8s, 2011		1,033,928
890,000	Hartford Financial Services Group, Inc. (The) sr. notes 7.9s, 2010		1,008,254
2,080,000	International Lease Finance Corp. FRN Ser. MTNP, 3.541s, 2010		2,075,143
2,630,000	International Lease Finance Corp. notes 4 3/4s, 2012 (S)		2,584,732
1,060,000	International Lease Finance Corp. unsub. 4 3/4s, 2009		1,063,080
765,000	John Hancock Global Funding II 144A notes 7.9s, 2010		883,991
8,205,000	Liberty Mutual Insurance 144A notes 7.697s, 2097		9,163,689
510,000	Loews Corp. notes 5 1/4s, 2016		503,327
680,000	MetLife, Inc. sr. notes 6 1/8s, 2011		736,228
465,000	Nationwide Financial Services, Inc. notes 5 5/8s, 2015		478,876
375,000	Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031		479,187
710,000	OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		804,161
1,515,000	Principal Life Global Funding I 144A sec. notes 5 1/4s, 2013		1,569,584
865,000	Protective Life Corp. notes 4.3s, 2013 (S)		832,479
1,260,000	Prudential Holdings LLC 144A bonds 8.695s, 2023		1,635,152
870,000	Prudential Insurance Co. 144A notes 8.3s, 2025		1,161,985
935,000	State Street Capital Trust II notes FRN 3.294s, 2008		937,964
1,100,000	Steers Delaware Business Trust 144A notes 5.565s, 2005		1,110,065
2,115,000	Sun Life Canada Capital Trust 144A company guaranty 8.526s, 2049		2,366,780

			52,117,622
Food (0.1%)

1,130,000	ConAgra Foods, Inc. notes 7 7/8s, 2010		1,302,950
690,000	ConAgra Foods, Inc. notes 6 3/4s, 2011		768,068
3,300,000	Kraft Foods, Inc. notes 6 1/4s, 2012		3,584,592

			5,655,610
Forest Products and Packaging (0.1%)

745,000	Georgia-Pacific Corp. sr. notes 8s, 2014		797,150
695,000	International Paper Co. notes 5.3s, 2015		687,585
975,000	Weyerhaeuser Co. debs. 7.95s, 2025		1,141,013
675,000	Weyerhaeuser Co. debs. 7 1/8s, 2023		740,743
1,005,000	Weyerhaeuser Co. notes 6 3/4s, 2012		1,072,877

			4,439,368
Gaming & Lottery (--%)

810,000	GTECH Holdings Corp. notes 4 3/4s, 2010		801,446
450,000	Harrah's Operating Co., Inc. company guaranty 8s, 2011		513,523
535,000	Park Place Entertainment Corp. sr. notes 7 1/2s, 2009		581,813
255,000	Park Place Entertainment Corp. sr. notes 7s, 2013		276,038

			2,172,820
Health Care (--%)

350,000	HCA, Inc. notes 6.91s, 2005		351,234
455,000	HCA, Inc. sr. notes 6.95s, 2012		474,304

			825,538
Homebuilding (0.1%)

545,000	D.R. Horton, Inc. company guaranty 8s, 2009		591,994
840,000	D.R. Horton, Inc. sr. notes 5 7/8s, 2013		839,492
20,000	Lennar Corp. company guaranty Ser. B, 9.95s, 2010		20,995
973,000	Lennar Corp. sr. notes 7 5/8s, 2009		1,069,408

			2,521,889
Investment Banking/Brokerage (0.1%)

1,625,000	Goldman Sachs Group, Inc. (The) notes 5 1/8s, 2015		1,622,853
1,570,000	Goldman Sachs Group, Inc. (The) notes 4 3/4s, 2013		1,542,979
1,060,000	Lehman Brothers Holdings, Inc. notes Ser. MTNG, 4.8s, 2014		1,048,407
540,000	Merrill Lynch & Co., Inc. notes Ser. B, 4 3/4s, 2009		544,684
820,000	Morgan Stanley Dean Witter & Co. sr. notes 6 3/4s, 2011		905,711

			5,664,634
Lodging/Tourism (0.1%)

2,015,000	Cendant Corp. notes 6 1/4s, 2010		2,125,968
1,015,000	Cendant Corp. sr. notes 7 3/8s, 2013		1,134,526
1,355,000	Hilton Hotels Corp. notes 8 1/4s, 2011		1,559,966

			4,820,460
Manufacturing (--%)

265,000	Bunge Ltd. Finance Corp. company guaranty 7.8s, 2012		312,761
905,000	Bunge Ltd. Finance Corp. company guaranty 4 3/8s, 2008		902,263
420,000	Bunge Ltd. Finance Corp. notes 5 7/8s, 2013		444,277

			1,659,301
Media (0.2%)

960,000	AOL Time Warner, Inc. bonds 7 5/8s, 2031 (S)		1,169,854
795,000	Time Warner Entertainment Co., LP debs. 8 3/8s, 2023		1,000,237
545,000	Time Warner, Inc. debs. 9.15s, 2023		733,051
4,090,000	Time Warner, Inc. debs. 9 1/8s, 2013		5,134,713

			8,037,855
Medical Services (--%)

515,000	WellPoint, Inc. 144A notes 5s, 2014		518,881
515,000	WellPoint, Inc. 144A notes 4 1/4s, 2009		507,980

			1,026,861
Metals (0.1%)

500,000	Falconbridge, Ltd. bonds 5 3/8s, 2015 (Canada)		484,562
675,000	Newmont Mining Corp. notes 5 7/8s, 2035		677,601
575,000	WMC Finance USA company guaranty 6 1/4s, 2033 (Australia)		636,349
995,000	WMC Finance USA company guaranty 5 1/8s, 2013 (Australia)		1,016,124

			2,814,636
Natural Gas Utilities (0.1%)

860,000	Atmos Energy Corp. notes 4.95s, 2014 (S)		850,208
1,060,000	CenterPoint Energy Resources Corp. notes 7 3/4s, 2011		1,202,044
530,000	Consolidated Natural Gas Co. sr. notes 5s, 2014		527,867
635,000	Kinder Morgan, Inc. notes 5.15s, 2015		631,109
1,860,000	Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		2,028,312
545,000	National Fuel Gas Co. notes 5 1/4s, 2013		555,543
360,000	TGT Pipeline Co. 144A notes 5 1/2s, 2017		367,457

			6,162,540
Oil & Gas (0.1%)

570,000	Buckeye Partners LP notes 5.3s, 2014		575,041
555,000	Enbridge Energy Partners LP sr. notes 5.35s, 2014		555,668
610,000	Forest Oil Corp. sr. notes 8s, 2011		661,850
1,780,000	Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012		1,818,360
680,000	Noble Affiliates, Inc. sr. notes 8s, 2027		861,286
590,000	Sunoco, Inc. notes 4 7/8s, 2014		586,677

			5,058,882
Pharmaceuticals (0.1%)

2,610,000	American Home Products Corp. notes 6.95s, 2011		2,905,797
845,000	Bayer Corp. 144A FRB 6.2s, 2008		885,011
430,000	Hospira, Inc. notes 5.9s, 2014		454,799
35,000	Wyeth notes 5 1/2s, 2013		36,247

			4,281,854
Power Producers (--%)

770,000	Southern California Edison Co. 1st mtge. 6s, 2034		831,142
985,000	Southern California Edison Co. 1st mtge. 5s, 2014		997,196
280,000	Southern California Edison Co. 1st mtge. 5s, 2016		279,910
175,300	York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (NON)(F)		2

			2,108,250
Railroads (0.1%)

955,000	CSX Corp. notes 6 3/4s, 2011		1,054,576
385,000	CSX Corp. notes 6 1/4s, 2008		407,408
2,310,000	Norfolk Southern Corp. notes 7.05s, 2037		2,778,604
115,000	Norfolk Southern Corp. sr. notes 6 3/4s, 2011		127,797
870,000	Union Pacific Corp. notes 7 3/8s, 2009		959,038
635,000	Union Pacific Corp. notes 6 1/8s, 2012		681,849
590,000	Union Pacific Corp. 144A pass-through certificates 5.214s, 2014		597,145

			6,606,417
Real Estate (0.3%)

650,000	CenterPoint Properties Trust notes Ser. MTN, 4 3/4s, 2010 (R)		645,065
660,000	Colonial Properties Trust notes 6 1/4s, 2014 (R)		693,960
465,000	Developers Diversified Realty Corp. notes 4 5/8s, 2010 (R)		457,262
1,835,000	Equity One, Inc. company guaranty 3 7/8s, 2009 (R)		1,760,682
600,000	ERP Operating LP notes 6.584s, 2015		659,746
2,850,000	Franchise Finance Corp. of America sr. notes 8 3/4s, 2010 (R)		3,431,511
795,000	Heritage Property Investment Trust company guaranty 5 1/8s, 2014 (R)		781,474
1,690,000	Hospitality Properties Trust notes 6 3/4s, 2013 (R)		1,840,809
530,000	HRPT Properties Trust bonds 5 3/4s, 2014 (R)		541,021
525,000	HRPT Properties Trust notes 6 1/4s, 2016 (R)		561,262
200,000	iStar Financial, Inc. sr. notes 8 3/4s, 2008 (R)		223,225
1,180,000	iStar Financial, Inc. sr. notes 6s, 2010 (R)		1,216,221
520,000	Kimco Realty Corp. notes Ser. MTNC, 5.19s, 2013 (R)		523,249
675,000	Simon Property Group LP notes 5 5/8s, 2014 (R) (S)		690,679

			14,026,166
Regional Bells (0.2%)

200,000	Ameritech Capital Funding company guaranty 6 1/4s, 2009		212,410
1,020,000	Bellsouth Capital Funding notes 7 3/4s, 2010		1,157,498
685,000	Citizens Communications Co. sr. notes 6 1/4s, 2013		638,763
440,000	SBC Communications, Inc. notes 5 7/8s, 2012		465,760
740,000	SBC Communications, Inc. notes 5.1s, 2014		740,335
235,000	Verizon Global Funding Corp. notes 7 3/4s, 2030 (S)		292,415
2,530,000	Verizon New England Inc. sr. notes 6 1/2s, 2011		2,734,062
960,000	Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013		929,044
770,000	Verizon New Jersey, Inc. debs. 8s, 2022		929,445

			8,099,732
Retail (0.1%)

1,712,678	CVS Corp. 144A pass-through certificates 6.117s, 2013		1,821,844
1,585,000	Delhaize America, Inc. company guaranty 8 1/8s, 2011		1,747,321
1,385,000	Fred Meyer, Inc. Holding Co. company guaranty 7.45s, 2008		1,487,701
805,000	JC Penney Co., Inc. debs. 7 1/8s, 2023		837,200
275,000	Kroger Co. company guaranty 6 3/4s, 2012		302,812
360,000	May Department Stores Co. (The) notes 5 3/4s, 2014		372,757

			6,569,635
Software (--%)

980,000	Computer Associates International, Inc. 144A sr. notes 5 5/8s, 2014		974,576
Telecommunications (0.5%)

45,000	AT&T Wireless Services, Inc. notes 8 1/8s, 2012		53,203
1,355,000	AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		1,847,887
1,900,000	AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011		2,186,045
1,405,000	Deutsche Telekom International Finance BV bonds 8 1/2s, 2010 (Germany)		1,629,452
1,235,000	Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Germany)		1,658,642
1,540,000	Deutsche Telekom International Finance BV notes 5 1/4s, 2013 (Germany)		1,572,533
535,000	France Telecom notes 8 3/4s, 2031 (France)		724,301
3,335,000	France Telecom notes 7 3/4s, 2011 (France)		3,843,401
1,045,000	Sprint Capital Corp. company guaranty 7 5/8s, 2011		1,179,553
1,315,000	Sprint Capital Corp. company guaranty 6.9s, 2019		1,469,380
4,420,000	Sprint Capital Corp. company guaranty 6 7/8s, 2028		4,928,662
635,000	Telecom Italia Capital SA company guaranty 6 3/8s, 2033 (Luxembourg) (S)		662,068
1,165,000	Telecom Italia Capital SA company guaranty 5 1/4s, 2013 (Luxembourg)		1,167,120
1,270,000	Telecom Italia Capital SA 144A company guaranty 4s, 2010 (Luxembourg)		1,224,229
1,125,000	Vodafone Group PLC notes 7 7/8s, 2030 (United Kingdom)		1,478,638

			25,625,114
Telephone (--%)

595,000	Telefonica Europe BV company guaranty 8 1/4s, 2030 (Netherlands)		805,209
Waste Management (--%)

830,000	Waste Management, Inc. sr. notes 7 3/8s, 2010		929,031

	Total Corporate bonds and notes (cost $315,679,453)		$325,996,217
Convertible preferred stocks (0.7%) (a)
Number of shares			Value
108,800	Hartford Financial Services Group, Inc. (The) $3.50 cv. pfd.		$7,221,600
102,100	Hartford Financial Services Group, Inc. (The) $3.00 cv. pfd.		6,662,025
114,300	Huntsman Corp. $2.50 cv. pfd. (S)		5,341,239
167,548	Xerox Corp. 6.25% cv. pfd.		19,393,681

	Total Convertible preferred stocks (cost $34,359,582)		$38,618,545
Municipal bonds and notes (0.2%) (a)
Principal amount		Rating (RAT)	Value
$8,110,000	FL Gulf Coast U. Fin. Corp. VRDN (Cap. Impt.), 3.04s, 12/1/33	VMIG1	$8,110,000
1,110,000	IL State G.O. Bonds, 5.1s, 6/1/33	Aa3	1,093,184
1,120,000	NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC, 4.252s, 1/1/16	Aaa	1,083,723
1,320,000	OR State G.O. Bonds (Taxable Pension), 5.892s, 6/1/27	Aa3	1,443,624

	Total Municipal bonds and notes (cost $11,660,000)		$11,730,531
Short-term investments (14.9%) (a)
Principal amount			Value
$30,599,001	Atlantic Asset Security Corp. 3.01s, May 16, 2005		30,560,625
20,000,000	Citigroup Global Markets 2.73s, June 13, 2005		19,929,050
50,000,000	Ranger Funding Co., LLC 2.91s, May 16, 2005		49,939,375
219,125,294	Short-term investments held as collateral for loaned securities with yields ranging from 2.80% to 3.15% and due dates ranging from May 2, 2005 to June 24, 2005 (d)		219,048,078
402,509,378	Putnam Prime Money Market Fund (e)		402,509,378
74,000,000	Interest in $267,000,000 joint tri-party repurchase agreement dated April 29, 2005 with UBS Securities, LLC due May 2, 2005 with respect to various U.S. Government obligations -- maturity value of $74,018,253 for an effective yield of 2.96% (collateralized by Fannie Mae with yields ranging from 4.00% to 11.50% and due dates ranging from September 1, 2005 to April 1, 2035, valued at $272,340,685)		$74,000,000

	Total Short-term investments (cost $795,986,506)		$795,986,506

	Total Investments (cost $5,949,232,644)		$6,508,415,019

The George Putnam Fund of Boston
Forward currency contracts to buy at April 30, 2005 (Unaudited)
(aggregate face value $1,494,248)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Canadian Dollar	$746,858	$767,471	7/20/05	$(20,613)
Euro	715,449	726,777	6/15/05	$(11,328)

				$(31,941)

The George Putnam Fund of Boston
Futures contracts outstanding at April 30, 2005 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 5 yr (Short)	2,288	$248,140,750	Jun-05	$(319,542)
U.S. Treasury Bond (CBT)(Long)	2,135	245,191,406	Jun 05	3,156,116
U.S. Treasury Note 10 yr (Long)	536	59,722,125	Jun 05	727,197
S&P 500 Index (Long)	59	17,087,875	Jun 05	34,609
Interest Rate Swap10 yr (Long)	22	2,430,313	Jun 05	34,648
Euro 90 day (Long)	7	1,690,063	Jun 05	(5,441)
Euro 90 day (Long)	7	1,684,463	Sep 05	(4,828)
Euro 90 day (Long)	7	1,681,138	Dec 05	(3,716)
Euro 90 day (Long)	3	719,550	Mar 06	514

				$3,619,557

The George Putnam Fund of Boston
TBA sale commitments outstanding at April 30, 2005 (Unaudited)
(proceeds receivable $446,886,430)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, May 1, 2035	$22,050,000	4/26/05	$22,632,257
FNMA, 5 1/2s, May 1, 2035	12,400,000	4/14/05	12,520,125
FNMA, 5s, June 1, 2035	54,700,000	4/27/05	54,037,616
FNMA, 5s, May 1, 2035	123,900,000	3/24/05	122,709,395
FNMA, 5s, May 1, 2020	92,400,000	4/29/05	93,139,922
FNMA, 4 1/2s, June 1, 2020	98,500,000	4/21/05	97,268,750
FNMA, 4 1/2s, May 1, 2020	48,000,000	4/29/05	47,505,000

			$449,813,065

The George Putnam Fund of Boston

Interest rate swap contracts outstanding at April 30, 2005 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Bank of America, N.A. dated December 2, 2003 to receive semi-annually the notional amount multiplied by 2.444% and pay quarterly the notional amount multiplied by the three month USD LIBOR.	$12,822,000	12/5/05	($14,873)

Agreement with Bank of America N.A. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 2.1125% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	3,280,000	12/16/05	15,470

Agreement with Bank of America, N.A. dated January 26, 2004 to receive semi-annually the notional amount multiplied by 5.2125% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	82,772,000	1/28/24	4,089,595

Agreement with JP Morgan Chase Bank dated March 3, 2005 to receive semi-annually the notional amount multiplied by 4.798% and pay quarterly the notional amount multiplied by the 3 month USD Libor.	126,500,000	3/7/15	1,944,325

Agreement with Bank of America, N.A. dated December 20, 2004 to pay semi-annually the notional amount multiplied by 3.965% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	102,075,000	12/22/09	401,111

Agreement with Bank of America, N.A. dated January 12, 2005 to receive semi-annually the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	87,100,000	1/14/10	123,627

Agreement with Bank of America, N.A. dated March 31, 2005 to pay semi-annually the notional amount multiplied by 4.6375% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	84,900,000	4/6/10	(1,210,744)

Agreement with Credit Suisse First Boston International dated November 15, 2004 to pay semi-annually the notional amount multiplied by 3.947% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	6,600,000	11/17/09	17,385

Agreement with Lehman Brothers Special Financing, Inc. dated December 5, 2003 to receive semi-annually the notional amount multiplied by 2.23762% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	54,516,000	12/9/05	(172,064)

Agreement with Lehman Brothers Special Financing, Inc. dated December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	3,658,000	12/15/13	67,444

Agreement with Lehman Brothers Special Financing, Inc. dated December 11, 2003 to pay semi-annually the notional amount multiplied by 2.235% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	2,559,000	12/15/05	8,794

Agreement with Lehman Brothers Special Financing, Inc. dated December 11, 2003 to pay semi-annually the notional amount multiplied by 4.710% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	10,708,000	12/15/13	(253,209)

Agreement with Lehman Brothers Special Financing, Inc. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 4.579% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	10,192,000	12/16/13	(141,116)

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 2.009% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	28,154,000	1/23/06	182,883

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 2.008% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	28,154,000	1/23/06	182,883

Agreement with Credit Suisse First Boston International dated July 7, 2004 to receive semi-annually the notional amount multiplied by 2.931% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	25,631,800	7/9/06	(67,846)

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 4.408% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	9,307,000	1/23/14	7,375

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 4.419% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	9,307,000	1/23/14	440

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.999% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	28,852,000	1/26/06	195,696

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 2.007% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	15,124,000	1/26/06	101,541

			$5,478,717

The George Putnam Fund of Boston

Total return swap contracts outstanding at April 30, 2005 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Citigroup Financial Products, Inc. dated April 22, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 40 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	$24,423,000	11/1/05	$8,536

Agreement with Citigroup Financial Products, Inc. dated January 25, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of -5 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA  Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	24,250,000	7/31/05	26,377

Agreement with Citigroup Financial Products, Inc. dated January 25, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 25 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	24,250,000	7/31/05	(17,518)

Agreement with Citibank dated April 4, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 85 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities  Index adjusted by a modified duration factor.

	19,180,000	6/1/05	54,828

Agreement with Deutsche Bank AG dated April 13, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 100 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	22,948,600	5/13/05	34,953

Agreement with Citibank dated February 28, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 50 basis points plus the beginning of the period nominal spread of the Lehman Brothers Commercial Mortgage Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.	33,800,000	5/1/05	108,119

Agreement with Citibank dated April 4, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities  Index adjusted by a modified duration factor and an accrual of 125 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities  Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities  Index adjusted by a modified duration factor.

	31,000,000	5/1/05	80,006

Agreement with Goldman Sachs Capital Markets, L.P. dated December 29, 2004 to pay at maturity the notional amount multiplied by the spread depreciation of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and receive at maturity the notional amount multiplied by the appreciation of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index plus 8 basis points.	174,481,000	7/1/05	584,337

Agreement with Goldman Sachs Capital Markets, L.P. dated December 31, 2004 to pay at maturity the notional amount multiplied by the spread depreciation of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and receive at maturity the notional amount multiplied by the appreciation of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index plus 43 basis points.	23,889,179	6/1/05	106,821

Agreement with Goldman Sachs Capital Markets, L.P. dated October 29, 2004 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 25 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	35,307,366	5/1/05	57,214

			$1,043,673

The George Putnam Fund of Boston

Credit default contracts outstanding at April 30, 2005 (Unaudited)

		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Lehman Brothers effective January 5, 2005, maturing on March 20, 2010, to pay a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 105 basis points times the notional amount. Upon a credit default event of a reference entity within the IG CDX HVOL Series 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the IG CDX HVOL Series 3 Index.	$8,500,000	$(56,114)

Agreement with Lehman Brothers effective January 5, 2005, maturing on March 20, 2015, to pay a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 70 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series 3 Index.	13,000,000	(142,694)

Agreement with Bank of America effective January 31, 2005, maturing on March 20, 2010, to receive quarterly 18.5 basis points times the notional amount. Upon a credit default event of a FNMA senior note, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of any FNMA senior note.	32,000,000	(714)

Agreement with Bank of America effective February 25, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 18.75 basis points per annum. Upon a credit default event of FNMA, 5.375%, November 15, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.375%, November 15, 2011.	21,000,000	1,920

Agreement with Bank of America, N.A. effective March 31, 2005, maturing on June 20, 2010, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index.	3,015,000	11,640

Agreement with Bank of America N.A. effective March 31, 2005, maturing on June 20, 2010, to pay a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG 5 year CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG 5 year CDX Series 4 Index.	3,015,000	10,511

Agreement with Bank of America effective April 4, 2005, maturing on June 20, 2010, to receive quarterly the notional amount times 23.25 basis points per annum. Upon a credit default event of FNMA, 5.375%, November 11, 2010, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.375%, November 11, 2010.	17,500,000	37,225

Agreement with Credit Suisse First Boston International effective February 18, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 19 basis points per annum. Upon a credit default event of FNMA, 5.25%, August 1, 2012, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.25%, August 1, 2012 .	10,500,000	(5,585)

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	2,542,815	80,948

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	1,271,407	67,427

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	635,704	20,290

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	317,852	3,215

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	317,852	19,610

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	2,542,815	124,460

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	953,556	42,994

Agreement with Goldman Sachs Capital Markets effective April 4, 2005, maturing on June 20, 2010, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 32.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 4 Index 10-15% tranche.	24,922,000	(16,393)

Agreement with Goldman Sachs Capital Markets effective April 15 2005, maturing on June 20, 2010, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 66.25 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 4 Index 7-10% tranche.	24,423,000	(7,035)

Agreement with Goldman Sachs Capital Markets effective April 15 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 4 Index.	24,423,000	217,386

Agreement with Lehman Brothers Finance S.A. effective April 21, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 40 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	12,285,000	(183,774)

Agreement with Lehman Brothers Finance S.A. effective April 21 2005, maturing on June 20, 2010, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 57 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 4 Index 7-10% tranche.	12,285,000	(49,394)
Agreement with Lehman Brothers Finance S.A. effective April 26 2005, maturing on June 20, 2010, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 56 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 4 Index 7-10% tranche.	24,570,000	(112,203)

Agreement with Lehman Brothers Finance S.A. effective April 26, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 40 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	24,570,000	56,144

Agreement with Lehman Brothers Finance S.A. effective April 15, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 40 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	12,211,500	5,727

Agreement with Lehman Brothers Finance, S.A. effective March 30, 2005, maturing on June 20, 2010, to receive quarterly 63.5 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index that the counterparties agree advances within the 7-10 Loss Basket of the Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	3,015,000	(1,776)

Agreement with Lehman Brothers Finance, S.A. effective March 30, 2005, maturing on June 20, 2010, to pay a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the IG 5 year CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the IG 5 year CDX Series 4 Index.	3,015,000	13,852

Agreement with Lehman Brothers Finance S.A. effective April 15 2005, maturing on June 20, 2010, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 4 Index 7-10% tranche.	12,211,500	(2,034)

Agreement with Bank of America, N.A. effective August 11, 2004, maturing on April 15, 2010, to receive a premium equal to 4.42% times the notional amount. Upon a credit default event of News Corp. Libor plus 85, 2010 the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of News Corp. Libor plus 85, 2010.	2,120,000	41,543

Agreement with Bank of America, N.A. effective November 24, 2004, maturing on April 15, 2010, to receive a premium equal to 2.58% times the notional amount. Upon a credit default event of any News Corp. senior note or bond the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the defaulted News Corp. senior note or bond.	580,000	1,468

		$178,644

NOTES

(a)	Percentages indicated are based on net assets of $5,330,218,296.

(RAT)

The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at April 30, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2005. Securities rated by Putnam are indicated by "/P".  Security ratings are defined in the Statement of Additional Information.

(b)

The aggregate identified cost on a tax basis is $6,055,961,014, resulting in gross unrealized appreciation and depreciation of $570,830,909 and $118,376,904, respectively, or net unrealized appreciation of $452,454,005.

(NON)	Non-income-producing security.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2005.

(F)	Security is valued at fair value following procedures approved by the Trustees.

(R)	Real Estate Investment Trust.

(S)	Securities on loan, in part or in entirety, at April 30, 2005.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2005 was $578,165 or less than 0.01% of net assets.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At April 30, 2005, the value of securities loaned amounted to $214,249,699.  The fund received cash collateral of $219,048,078 which is pooled with collateral of other Putnam funds into 17 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended April 30, 2005 management fees paid were reduced by $474,484 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $6,743,872 for the period ended April 30, 2005.  During the period ended April 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $1,315,550,642 and $1,142,647,883, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on VRDN, Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at April 30, 2005.

G.O. Bonds represent General Obligation Bonds.

AMBAC represents AMBAC Indemnity Corporation.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price.  Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees.  Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.  Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements  The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be  an amount at least equal to the resale price, including accrued interest.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty.  Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount.  To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.  Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.  Risks of loss may exceed amounts recognized on the statement of assets and liabilities.  Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time.  Although the unit price has been established, the principal value has not been finalized.  However, the amount of the commitments will not significantly differ from the principal amount.  The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns.  Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss.  If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.  TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

 --------------------------

Michael T. Healy

Principal Accounting Officer

Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: June 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: June 28, 2005